WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE INCOME OPPORTUNITIES FUND	March 31, 2022 (Unaudited)
SCHEDULE OF INVESTMENTS

		Par Value		Value
U.S. TREASURY OBLIGATIONS - 10.3%
U.S. Treasury Bonds - 2.7%
4.375%, due 02/15/38		$610,000		$771,364
2.250%, due 05/15/41		670,000		632,312
2.375%, due 02/15/42		1,767,500		1,704,257
3.000%, due 02/15/49		1,095,000		1,201,934
2.000%, due 02/15/50		495,000		445,345
1.250%, due 05/15/50		2,200,000		1,642,094
1.625%, due 11/15/50		1,300		1,066
1.875%, due 11/15/51		232,800		203,918
2.250%, due 02/15/52		1,120,000		1,072,575
				7,674,865
U.S. Treasury Notes - 7.6%
0.125%, due 03/31/23		990,000		974,377
0.125%, due 04/30/23		1,190,000		1,168,617
0.125%, due 05/31/23		105,000		102,834
0.125%, due 07/31/23		1,300,000		1,267,094
0.125%, due 10/15/23		1,000		969
0.875%, due 01/31/24		755,000		735,771
2.375%, due 02/29/24		155,000		155,145
2.250%, due 03/31/24		1,400,000		1,398,031
0.250%, due 06/15/24		461,000		439,679
1.750%, due 03/15/25		5,369,000		5,254,909
0.375%, due 11/30/25		1,190,000		1,100,006
0.500%, due 02/28/26		760,000		702,644
2.375%, due 04/30/26		135,000		134,198
0.750%, due 08/31/26		240,000		222,450
2.000%, due 11/15/26		310,000		303,170
1.250%, due 11/30/26		33,400		31,594
1.500%, due 01/31/27		843,300		805,879
1.875%, due 02/28/27 (a)		220,000		214,122
2.500%, due 03/31/27		1,695,000		1,698,708
0.375%, due 09/30/27		69,000		61,583
1.250%, due 03/31/28		420,000		391,716
1.250%, due 09/30/28		228,100		211,670
1.500%, due 11/30/28		287,700		271,022
2.625%, due 02/15/29		480,000		485,700
1.875%, due 02/28/29 (a)		283,000		273,183
2.375%, due 03/31/29		1,601,000		1,596,247
1.125%, due 02/15/31		47,000		42,447
1.375%, due 11/15/31		260,000		238,591
1.875%, due 02/15/32 (a)		1,294,000		1,242,442
				21,524,798
Total U.S. Treasury Obligations (Cost $29,931,068)				29,199,663

AGENCY MORTGAGE-BACKED OBLIGATIONS - 5.4%
Federal Home Loan Mortgage Corp. - 2.5%
Freddie Mac REMICS
Series 2989, 31.174%, due 08/15/34 (-7 x 1 Month U.S. LIBOR + 33.950%) (b)		105,699		176,974
Series 4249, 4.477%, due 09/15/43 (-0.75 x 1 Month U.S. LIBOR + 4.650%) (b)		545,301		477,403
Series 4355, 4.000%, due 05/15/44		4,559,520		4,774,724
Freddie Mac STACR REMIC Trust 2020-HQA1
Series 2020-HQA1, 2.357%, due 01/25/50 (1 Month U.S. LIBOR + 1.900%) (b)(c)		134,152		134,267
Freddie Mac STACR REMIC Trust 2021-HQA1
Series M-2, 2.349%, due 08/25/33 (SOFR 30 Day Average + 2.250%) (b)(c)		300,000		288,308
Freddie Mac STACR REMIC Trust 2021-HQA4
Series B-1, 3.849%, due 12/26/41 (SOFR 30 Day Average + 3.750%) (b)(c)		700,000		630,878
Freddie Mac STACR REMIC Trust 2022-HQA1
Series 2022-HQA1, 3.550%, due 03/25/42 (SOFR 30 Day Average + 3.500%) (b)(c)		20,000		20,470
Freddie Mac STACR Trust 2019-HQA2
Series 2019-HQA2, 2.507%, due 04/26/49 (1 Month U.S. LIBOR + 2.050%) (b)(c)		380,879		380,588
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN3, 4.457%, due 08/26/24 (1 Month U.S. LIBOR + 4.000%) (b)		43,357		43,998
Series FLT, 2.499%, due 02/25/42 (SOFR 30 Day Average + 2.400%) (b)(c)		200,000		196,695
				7,124,305
Federal Home Loan Mortgage Corp. Interest-Only Strips - 0.8%
FHLMC REMIC SERIES K-1515
Series K-1515, 1.512%, due 02/25/35 (d)		797,628		111,703
Freddie Mac Multiclass Certificates Series 2021-P011
Series X1, 1.848%, due 09/25/45 (d)		568,387		83,000
Freddie Mac Multifamily Structured Pass Through Certificates
Series K-L06, 1.364%, due 12/25/29		956,000		77,572
Series K-109, 1.582%, due 04/25/30 (d)		668,157		69,334
Series K-117, 1.241%, due 08/25/30 (d)		1,292,942		107,604
Series K-G04, 0.853%, due 11/25/30 (d)		1,898,027		113,610
Series K-122, 0.882%, due 11/25/30 (d)		1,856,542		114,179
Series K-1517, 1.330%, due 07/25/35 (d)		898,665		118,632
Series K-1518, 0.871%, due 10/25/35 (d)		1,489,136		125,516
Series K-1521, 0.981%, due 08/25/36 (d)		819,081		83,160
Freddie Mac REMICS
Series 2980, 6.303%, due 05/15/35 (6.700% - 1 Month U.S. LIBOR) (b)		399,992		42,009
Series 3311, 6.013%, due 05/15/37 (6.410% - 1 Month U.S. LIBOR) (b)		1,417,281		226,100
Series 3359, 5.323%, due 08/15/37 (5.720% - 1 Month U.S. LIBOR) (b)		702,743		78,804
Series 4077, 5.603%, due 05/15/41 (6.000% - 1 Month U.S. LIBOR) (b)		382,655		47,887
Series 3966, 5.503%, due 12/15/41 (5.900% - 1 Month U.S. LIBOR) (b)		653,270		83,471
Series 4089, 5.603%, due 08/15/42 (6.000% - 1 Month U.S. LIBOR) (b)		517,228		73,558
Series 4994, 5.143%, due 02/25/49 (5.600% - 1 Month U.S. LIBOR) (b)		6,202,960		754,563
				2,310,702
Federal National Mortgage Association - 0.8%
Connecticut Avenue Securities Trust 2019-R02
Series 2019-R02, 2.757%, due 08/25/31 (1 Month U.S. LIBOR + 2.300%) (b)(c)		22,055		22,062
Connecticut Avenue Securities Trust 2019-R04
Series 2019-R04, 2.557%, due 06/27/39 (1 Month U.S. LIBOR + 2.100%) (b)(c)		1,346		1,346
Connecticut Avenue Securities Trust 2019-R06
Series 2019-R06, 2.557%, due 09/25/39 (1 Month U.S. LIBOR + 2.100%) (b)(c)		9,979		9,975
Connecticut Avenue Securities Trust 2020-R02
Series 2020-R02, 2.457%, due 01/25/40 (1 Month U.S. LIBOR + 2.000%) (b)(c)		293,794		293,525
Connecticut Avenue Securities Trust 2022-R01
Series FLT, 1.099%, due 12/26/41 (SOFR 30 Day Average + 1.000%) (b)(c)		44,354		43,952
Connecticut Avenue Securities Trust 2022-R03
Series FLT, 2.199%, due 03/25/42 (SOFR 30 Day Average + 2.100%) (b)(c)		20,000		20,031
Fannie Mae Connecticut Avenue Securities
Series 1M2, 4.457%, due 05/27/25 (1 Month U.S. LIBOR + 4.000%) (b)		154,985		156,807
Series 2015-C04, 6.007%, due 04/25/28 (1 Month U.S. LIBOR + 5.550%) (b)		103,025		106,856
Series 2016-C05, 4.907%, due 01/25/29 (1 Month U.S. LIBOR + 4.450%) (b)		220,396		227,931
Series 2017-C07, 2.957%, due 05/28/30 (1 Month U.S. LIBOR + 2.500%) (b)		294,140		297,111
Series 2018-C01, 2.707%, due 07/25/30 (1 Month U.S. LIBOR + 2.250%) (b)		188,381		190,020
Series 2018-C06, 2.457%, due 03/25/31 (1 Month U.S. LIBOR + 2.000%) (b)		324,963		324,678
Series 2018-C06, 2.557%, due 03/25/31 (1 Month U.S. LIBOR + 2.100%) (b)		399,251		400,674
				2,094,968
Federal National Mortgage Association Interest-Only Strips - 1.1%
Fannie Mae Interest Strip
3.500%, due 04/01/44		2,631,590		424,750
Fannie Mae REMICS
Series 2013-60, 3.000%, due 06/25/31		2,996,770		104,175
Series 2014-63, 3.500%, due 06/25/33		1,227,339		43,674
Series 2007-50, 5.993%, due 06/25/37 (6.450% - 1 Month U.S. LIBOR) (b)		2,433,899		380,945
Series 2009-78, 6.283%, due 10/25/39 (6.740% - 1 Month U.S. LIBOR) (b)		3,492,113		630,119
Series 2011-124, 6.043%, due 12/25/41 (6.500% - 1 Month U.S. LIBOR) (b)		481,423		73,865
Series 2012-20, 5.993%, due 03/25/42 (6.450% - 1 Month U.S. LIBOR) (b)		445,614		67,248
Series 2012-76, 5.543%, due 07/25/42 (6.000% - 1 Month U.S. LIBOR) (b)		226,611		32,133
Series 2014-28, 5.593%, due 05/25/44 (6.050% - 1 Month U.S. LIBOR) (b)		1,165,992		182,108
Series 2017-53, 4.000%, due 07/25/47		185,785		25,056
Series 2008-22, 5.703%, due 04/25/48 (6.160% - 1 Month U.S. LIBOR) (b)		1,702,725		245,267
Series PS, 5.593%, due 07/25/49 (6.050% - 1 Month U.S. LIBOR) (b)		5,560,753		859,728
				3,069,068
Government National Mortgage Association Interest-Only Strips - 0.2%
Government National Mortgage Association
Series 2010-133, 5.639%, due 10/16/40 (6.070% - 1 Month U.S. LIBOR) (b)		2,637,305		271,211
Series 2014-102, 5.201%, due 02/20/44 (5.650% - 1 Month U.S. LIBOR) (b)		2,025,396		193,236
Series 2018-083, 5.000%, due 01/20/48		993,020		123,343
				587,790
Total Agency Mortgage-Backed Obligations (Cost $15,822,136)				15,186,833

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 12.3%
280 Park Avenue 2017-280P Mortgage Trust
Series 2017-280P, 3.134%, due 09/15/34 (1 Month U.S. LIBOR + 2.827%) (b)(c)		168,000		163,714
ACE Securities Corp Mortgage Loan Trust Series 2007-D1
Series 2007-D1, 6.930%, due 02/25/38 (c)		401,047		407,546
Alen 2021-ACEN Mortgage Trust
Series 2021-ACEN, 3.497%, due 04/17/34 (1 Month U.S. LIBOR + 3.100%) (b)(c)		135,000		131,946
Alternative Loan Trust 2006-HY11
Series A-1, 0.697%, due 06/25/36 (1 Month U.S. LIBOR + 0.240%) (b)		275,546		252,587
Alternative Loan Trust 2006-OA6
Series FLT, 0.877%, due 07/25/46 (1 Month U.S. LIBOR + 0.420%) (b)		1,249,691		1,082,953
Alternative Loan Trust 2007-16CB
Series 2007-16CB, 6.250%, due 08/25/37		531,691		369,842
Alternative Loan Trust 2007-OA4
Series 2007-OA4, 0.797%, due 05/25/47 (1 Month U.S. LIBOR + 0.340%) (b)		302,671		286,294
Angel Oak Mortgage Trust I LLC 2019-2
Series 2019-2, 6.286%, due 03/25/49 (c)(d)		1,300,000		1,313,429
Arroyo Mortgage Trust 2019-1
Series 2019-1, 3.805%, due 01/25/49 (c)(d)		82,712		82,383
Arroyo Mortgage Trust 2019-2
Series 2019-2, 3.800%, due 04/25/49 (c)(d)		149,715		148,408
BBCMS 2019-BWAY Mortgage Trust
Series 2019-BWAY, 3.247%, due 11/15/34 (1 Month U.S. LIBOR + 2.850%) (b)(c)		100,000		94,954
BCRR 2016-FRR3 Trust
Series TRUST, 2.040%, due 05/27/26 (1 Month U.S. LIBOR + 18.348%) (b)(c)		797,720		717,586
Bear Stearns ARM Trust 2004-10
Series 2004-10, 2.588%, due 01/25/35 (d)		218,358		212,164
Benchmark 2018-B2 Mortgage Trust
Series 2018-B2, 4.197%, due 02/17/51 (d)		150,000		146,559
Benchmark 2020-B18 Mortgage Trust
Series 2020-B18, 3.759%, due 07/17/53 (c)		100,000		90,335
Benchmark 2020-IG3 Mortgage Trust
Series 2020-IG3, 3.289%, due 09/17/48 (c)(d)		1,000,000		945,149
BF 2019-NYT Mortgage Trust
Series 2019-NYT, 2.897%, due 12/17/35 (1 Month U.S. LIBOR + 2.500%) (b)(c)		325,000		317,773
BPR Trust 2021-TY
Series 2021-TY, 2.747%, due 09/15/38 (1 Month U.S. LIBOR + 2.350%) (b)(c)		167,000		163,032
BX Commercial Mortgage Trust 2019-XL
Series 2019-XL, 1.317%, due 10/15/36 (1 Month U.S. LIBOR + 0.920%) (b)(c)		337,866		335,776
BX Commercial Mortgage Trust 2021-21M
Series TR, 4.407%, due 10/15/36 (1 Month U.S. LIBOR + 4.010%) (b)(c)		162,000		158,879
BX Commercial Mortgage Trust 2021-SOAR
Series TR, 2.747%, due 06/15/38 (1 Month U.S. LIBOR + 2.350%) (b)(c)		1,000,000		978,149
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-VOLT, 1.097%, due 09/15/36 (1 Month U.S. LIBOR + 0.700%) (b)(c)		115,000		111,902
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-VOLT, 2.797%, due 09/15/36 (1 Month U.S. LIBOR + 2.400%) (b)(c)		167,000		161,162
BX Trust 2018-GW
Series 2018-GW, 3.317%, due 05/15/37 (1 Month U.S. LIBOR + 2.920%) (b)(c)		83,000		79,690
BX Trust 2019-CALM
Series 2019-CALM, 2.397%, due 11/15/32 (1 Month U.S. LIBOR + 2.000%) (b)(c)		195,000		190,841
BX TRUST 2021-BXMF
Series 2021-BXMF, 3.747%, due 10/15/38 (1 Month U.S. LIBOR + 3.350%) (b)(c)		162,000		155,508
CHL Mortgage Pass-Through Trust 2007-HY5
Series 2007-HY5, 3.012%, due 09/25/37 (d)		810,583		719,694
CIM Trust 2018-INV1
Series 2018-INV1, 4.000%, due 08/25/48 (c)(d)		303,137		304,636
CIM Trust 2019-INV2
Series 2019-INV2, 4.000%, due 05/25/49 (c)(d)		23,602		23,495
CIM Trust 2019-J1
Series 2019-J1, 3.979%, due 08/25/49 (c)(d)		182,684		176,128
Citigroup Commercial Mortgage Trust 2013-GC17
Series D, 5.102%, due 11/13/46 (c)(d)		100,000		92,247
Citigroup Commercial Mortgage Trust 2015-GC27
Series C, 4.422%, due 02/12/48 (d)		164,000		160,615
Citigroup Commercial Mortgage Trust 2016-P4
Series 2016-P4, 3.944%, due 07/12/49 (c)(d)		500,000		435,683
Citigroup Commercial Mortgage Trust 2018-C6
Series D, 5.065%, due 11/10/51 (c)(d)		380,000		367,037
Citigroup Commercial Mortgage Trust 2019-SMRT
Series E, 4.745%, due 01/11/36 (c)(d)		116,000		115,707
Citigroup Mortgage Loan Trust 2015-RP2
Series B-4, 4.250%, due 01/25/53 (c)		613,682		615,263
Citigroup Mortgage Loan Trust 2019-E
Series 2019-E, 3.228%, due 11/25/70 (c)		508,197		508,492
CSAIL 2020-C19 Commercial Mortgage Trust
Series 2020-C19, 2.500%, due 03/17/53 (c)		400,000		302,068
CSMC 2020-NET
Series 2020-NET, 3.706%, due 08/17/37 (c)(d)		118,000		112,024
CSMC Series 2019-NQM1
Series 2019-NQM1, 2.656%, due 10/25/59 (c)		27,612		27,180
DBGS 2018-5BP Mortgage Trust
Series 2018-5BP, 2.997%, due 06/15/33 (1 Month U.S. LIBOR + 2.600%) (b)(c)		140,000		129,762
DBUBS 2011-LC2 Mortgage Trust
Series 2011-LC2, 3.881%, due 07/12/44 (1 Month U.S. LIBOR + 3.650%) (b)(c)		80,546		80,437
Deephaven Residential Mortgage Trust 2022-2
Series 2022-2, 4.300%, due 03/25/67 (c)(d)		600,000		599,236
First Republic Mortgage Trust 2020-1
Series B-1, 2.872%, due 04/25/50 (c)(d)		696,564		623,780
Flagstar Mortgage Trust 2018-6RR
Series 2018-6RR, 4.934%, due 10/25/48 (c)(d)		464,718		470,909
Fontainebleau Miami Beach Trust 2019-FBLU
Series F, 3.963%, due 12/12/36 (c)(d)		120,000		112,523
Fontainebleau Miami Beach Trust 2019-FBLU
Series G, 3.963%, due 12/12/36 (c)(d)		112,000		101,480
FREMF 2018-KF49 Mortgage Trust
Series 2018-KF49, 2.141%, due 06/25/25 (1 Month U.S. LIBOR + 1.900%) (b)(c)		45,836		46,452
FREMF 2019-KF71 Mortgage Trust
Series 2019-KF71, 6.241%, due 10/25/29 (1 Month U.S. LIBOR + 6.000%) (b)(c)		199,150		204,109
FREMF 2019-KG01 Mortgage Trust
Series 2019-KG01, 0.000%, due 05/25/29 (c)		400,000		244,687
GCAT 2020-3 LLC
Series LLC, 2.981%, due 09/25/25 (c)		1,012,412		1,004,883
Great Wolf Trust 2019-WOLF
Series 2019-WOLF, 3.528%, due 12/15/36 (1 Month U.S. LIBOR + 3.131%) (b)(c)		124,000		117,183
GS Mortgage Securities Corp Trust 2018-RIVR
Series C, 1.647%, due 07/16/35 (1 Month U.S. LIBOR + 1.250%) (b)(c)		122,000		118,310
GS Mortgage Securities Corp Trust 2018-RIVR
Series F, 2.497%, due 07/16/35 (1 Month U.S. LIBOR + 2.100%) (b)(c)		1,000,000		924,300
GS Mortgage-Backed Securities Corp Trust 2020-PJ6
Series A-4, 2.500%, due 05/25/51 (c)(d)		364,221		336,350
GS Mortgage-Backed Securities Trust 2022-PJ1
Series 2022-PJ1, 2.500%, due 05/25/52 (c)(d)		294,917		268,663
GSAA Home Equity Trust 2005-6
Series 2005-6, 1.102%, due 06/25/35 (1 Month U.S. LIBOR + 0.645%) (b)		705,450		720,120
GSAA Home Equity Trust 2006-4
Series 2006-4, 2.965%, due 03/25/36 (d)		448,768		321,202
GSAA Home Equity Trust 2007-7
Series 2007-7, 0.997%, due 07/25/37 (1 Month U.S. LIBOR + 0.540%) (b)		169,793		166,122
GSCG Trust 2019-600C
Series 2019-600C, 3.985%, due 09/06/34 (c)(d)		183,000		171,538
Home RE 2021-1 Ltd.
Series LTD, 2.757%, due 07/25/33 (1 Month U.S. LIBOR + 2.300%) (b)(c)		500,000		494,999
Homeward Opportunities Fund Trust 2020-BPL1
Series A2, 5.438%, due 08/25/25 (c)		497,846		495,484
Hundred Acre Wood Trust 2021-INV1
Series A27, 2.500%, due 07/25/51 (c)(d)		362,033		332,292
IMT Trust 2017-APTS
Series 2017-APTS, 3.247%, due 06/15/34 (1 Month U.S. LIBOR + 2.850%) (b)(c)		39,430		39,027
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5
Series D, 5.735%, due 08/17/46 (c)(d)		26,599		26,256
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13
Series E, 3.986%, due 01/18/46 (c)(d)		445,000		424,975
JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Series 3.53820, 3.538%, due 07/17/47 (c)		109,095		108,130
JP Morgan Chase Commercial Mortgage Securities Trust 2018-AON
Series D, 4.613%, due 07/08/31 (c)(d)		382,000		382,888
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series FLT, 5.542%, due 07/08/33 (c)(d)		1,400,000		1,378,486
JP Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series E, 2.557%, due 07/15/36 (1 Month U.S. LIBOR + 2.160%) (b)(c)		125,000		121,891
JP Morgan Chase Commercial Mortgage Securities Trust 2020-NNN
Series 3.97200, 3.972%, due 01/16/37 (c)		100,000		94,436
JP Morgan Mortgage Trust 2018-8
Series 2018-8, 4.108%, due 01/25/49 (c)(d)		463,885		460,823
JP Morgan Mortgage Trust 2019-8
Series 2019-8, 3.188%, due 03/25/50 (c)(d)		190,973		190,146
JP Morgan Mortgage Trust 2019-8
Series 2019-8, 3.500%, due 03/25/50 (c)(d)		11,838		11,812
JP Morgan Mortgage Trust 2020-4
Series 2020-4, 3.000%, due 11/25/50 (c)(d)		234,663		228,102
JPMBB Commercial Mortgage Securities Trust 2015-C27
Series D, 3.797%, due 02/18/48 (c)(d)		124,000		106,695
Legacy Mortgage Asset Trust 2020-GS3
Series A2, 4.000%, due 05/25/60 (c)		900,000		896,450
LSTAR Commercial Mortgage Trust 2016-4
Series 2016-4, 4.585%, due 03/12/49 (c)(d)		274,000		268,940
Med Trust 2021-MDLN
Series 2021-MDLN, 5.647%, due 11/15/38 (1 Month U.S. LIBOR + 5.250%) (b)(c)		161,000		158,192
MF1 Multifamily Housing Mortgage Loan Trust
2.943%, due 07/15/36 (1 Month SOFR Rate + 2.614%) (b)(c)(e)		100,000		98,819
MFA 2020-NQM3 Trust
1.632%, due 01/26/65 (c)(d)		197,036		191,579
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-MHC, 2.998%, due 04/15/38 (1 Month U.S. LIBOR + 2.601%) (b)(c)		300,000		291,034
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13
Series 2013-C13, 3.707%, due 11/19/46 (c)		220,000		160,469
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
Series 2014-C17, 4.472%, due 08/16/47 (d)		117,000		115,463
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
Series 2017-C34, 4.176%, due 11/18/52 (d)		170,000		166,466
Morgan Stanley Capital I Trust 2018-SUN
Series 2018-SUN, 2.947%, due 07/16/35 (1 Month U.S. LIBOR + 2.550%) (b)(c)		60,000		58,200
Morgan Stanley Capital I Trust 2019-NUGS
Series E, 3.744%, due 12/15/36 (1 Month U.S. LIBOR + 2.244%) (b)(c)		147,000		145,719
Morgan Stanley Capital I Trust 2019-NUGS
Series F, 4.344%, due 12/15/36 (1 Month U.S. LIBOR + 2.844%) (b)(c)		125,000		121,659
Morgan Stanley Capital I Trust 2019-PLND
Series E, 2.547%, due 05/15/36 (1 Month U.S. LIBOR + 2.150%) (b)(c)		189,000		178,004
MSCG Trust 2018-SELF
Series 2018-SELF, 3.447%, due 10/15/37 (1 Month U.S. LIBOR + 3.050%) (b)(c)		150,000		146,630
NewRez Warehouse Securitization Trust 2021-1
Series 21-1, 5.707%, due 05/25/55 (1 Month U.S. LIBOR + 5.250%) (b)(c)		1,000,000		988,984
One New York Plaza Trust 2020-1NYP
Series C, 2.597%, due 01/15/26 (1 Month U.S. LIBOR + 2.200%) (b)(c)		160,000		157,634
PR Mortgage Loan Trust 2014-1
Series 2014-1, 5.885%, due 10/25/49 (c)(d)(e)		1,303,540		1,257,902
Provident Funding Mortgage Trust 2021-J1
Series 2.00000, 2.000%, due 10/25/51 (c)(d)		200,000		165,676
RATE Mortgage Trust 2021-HB1
Series FLT, 2.500%, due 12/25/51 (c)(d)		488,864		445,649
RCKT Mortgage Trust 2021-1
Series 2021-1, 2.723%, due 03/25/51 (c)(d)		486,714		421,667
Renaissance Home Equity Loan Trust 2004-4
Series 2004-4, 5.818%, due 02/25/35		344,778		347,797
RLGH Trust 2021-TROT
Series 2021-TROT, 2.111%, due 04/15/36 (1 Month U.S. LIBOR + 1.714%) (b)(c)		175,000		174,339
Sequoia Mortgage Trust 2021-3
Series B-3, 2.654%, due 05/25/51 (c)(d)		489,709		416,551
Soho Trust 2021-SOHO
Series 2021-SOHO, 2.697%, due 08/12/38 (c)(d)		168,000		143,109
SREIT Trust 2021-IND
Series 2021-IND, 2.932%, due 10/15/38 (1 Month U.S. LIBOR + 2.535%) (b)(c)		164,000		159,907
TTAN 2021-MHC
Series 2021-MHC, 3.297%, due 03/15/38 (1 Month U.S. LIBOR + 2.900%) (b)(c)		199,704		191,722
UBS Commercial Mortgage Trust 2017-C4
Series 2017-C4, 4.428%, due 10/17/50 (d)		250,000		239,473
Velocity Commercial Capital Loan Trust 2020-2
5.000%, due 05/25/50 (c)(d)		500,000		468,520
WaMu Mortgage Pass-Through Certificates Series 2007-HY3 Trust
Series 2007-HY3, 2.921%, due 03/25/37 (d)		402,273		362,783
Wells Fargo Commercial Mortgage Trust 2021-C59
Series E, 2.500%, due 04/17/54 (c)		400,000		294,972
WFRBS Commercial Mortgage Trust 2013-C12
Series 2013-C12, 3.500%, due 03/17/48 (c)		900,000		761,924
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21, 3.497%, due 08/16/47 (c)		300,000		268,836
Total Non-Agency Mortgage-Backed Obligations (Cost $36,128,864)				34,982,387

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 1.7%
BANK 2017-BNK8
Series 2017-BNK8, 1.269%, due 11/17/50 (c)(d)		7,050,000		435,178
BANK 2018-BNK11
Series 2018-BNK11, 0.467%, due 03/17/61 (d)		11,430,115		282,647
BANK 2019-BNK21
Series 2019-BNK21, 0.868%, due 10/18/52 (d)		4,270,163		216,186
BANK 2020-BNK30
Series 2020-BNK30, 1.329%, due 12/17/53 (d)		1,282,001		108,063
Barclays Commercial Mortgage Trust 2019-C3
Series 2019-C3, 1.338%, due 05/17/52 (d)		1,455,784		109,852
BBCMS Mortgage Trust 2021-C11
Series 2021-C11, 1.523%, due 09/17/54 (c)(d)		1,255,000		149,569
Benchmark 2018-B4 Mortgage Trust
Series 2018-B4, 1.750%, due 07/17/51 (c)(d)		7,000,000		635,155
Benchmark 2019-B10 Mortgage Trust
Series 2019-B10, 0.900%, due 03/17/62 (c)(d)		2,820,000		158,453
Benchmark 2020-B17 Mortgage Trust
Series 2020-B17, 1.418%, due 03/17/53 (d)		2,535,047		180,153
Benchmark 2020-B18 Mortgage Trust
Series 2020-B18, 1.792%, due 07/17/53 (d)		1,556,269		149,077
Benchmark 2021-B25 Mortgage Trust
Series 2021-B25, 1.108%, due 04/17/54 (d)		2,232,823		169,112
CD 2017-CD4 Mortgage Trust
Series 2017-CD4, 1.270%, due 05/12/50 (d)		1,688,720		72,028
CFCRE Commercial Mortgage Trust 2016-C4
Series 2016-C4, 1.629%, due 05/10/58 (d)		687,955		35,128
CFCRE Commercial Mortgage Trust 2017-C8
Series 2017-C8, 1.491%, due 06/17/50 (d)		1,120,673		65,453
Citigroup Commercial Mortgage Trust 2016-C1
Series XA, 1.828%, due 05/10/49 (d)		752,567		46,740
Citigroup Commercial Mortgage Trust 2017-P8
Series X-A, 0.886%, due 09/16/50 (d)		986,999		38,011
Citigroup Commercial Mortgage Trust 2019-C7
Series X-A, 0.872%, due 12/16/72 (d)		6,246,632		328,690
COMM 2013-CCRE12 Mortgage Trust
Series 2013-CCRE12, 1.095%, due 10/15/46 (d)		3,014,043		40,229
COMM 2015-LC21 Mortgage Trust
Series 2015-LC21, 0.674%, due 07/10/48 (d)		1,433,789		25,849
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-C6, 1.866%, due 01/15/49 (d)		622,141		38,007
CSAIL 2017-CX10 Commercial Mortgage Trust
Series 2017-CX10, 0.698%, due 11/17/50 (d)		5,429,001		152,862
CSAIL 2018-CX12 Commercial Mortgage Trust
Series 2018-CX12, 0.569%, due 08/17/51 (d)		4,483,840		124,558
FREMF 2019-KG01 Mortgage Trust
Series 2019-KG01, 0.100%, due 04/25/29 (c)		5,101,448		20,241
FREMF 2019-KG01 Mortgage Trust
Series 2019-KG01, 0.100%, due 05/25/29 (c)		570,000		2,828
GS Mortgage Securities Corp II
Series 2013-GC10, 1.472%, due 02/10/46 (d)		1,765,482		11,935
GS Mortgage Securities Trust 2011-GC3
Series 2011-GC3, 0.291%, due 03/10/44 (c)(d)(e)		639,411		1,941
GS Mortgage Securities Trust 2019-GC42
Series X-A, 0.808%, due 09/12/52 (d)		2,316,210		110,169
GS Mortgage Securities Trust 2020-GC47
Series X-A, 1.131%, due 05/14/53 (d)		1,464,359		109,208
GS Mortgage Securities Trust 2020-GSA2
Series X-A, 1.733%, due 12/12/53 (c)(d)		1,208,709		135,122
JPMBB Commercial Mortgage Securities Trust 2014-C19
Series X-A, 0.646%, due 04/17/47 (d)		14,060,687		127,570
JPMDB Commercial Mortgage Securities Trust 2016-C2
Series X-A, 1.553%, due 06/17/49 (d)		998,885		42,762
LSTAR Commercial Mortgage Trust 2016-4
Series 2016-4, 1.765%, due 03/12/49 (c)(d)		1,189,923		38,009
LSTAR Commercial Mortgage Trust 2017-5
Series 2017-5, 0.790%, due 03/11/50 (c)(d)		1,943,474		46,421
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13
Series 2013-C13, 0.942%, due 11/19/46 (d)		4,740,138		51,453
Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19
Series 2014-C19, 0.959%, due 12/17/47 (d)		2,145,421		41,763
Morgan Stanley Capital I Trust 2016-UBS12
Series X-A, 0.655%, due 12/17/49 (d)		2,713,229		68,062
PMTT4
Series 2017-PM1, 0.000%, due 10/26/48 (c)		187,877,993		211,926
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-C5, 1.902%, due 10/13/48 (d)		1,058,272		54,312
UBS Commercial Mortgage Trust 2018-C9
Series 2018-C9, 0.871%, due 03/17/51 (d)		2,472,693		106,384
Wells Fargo Commercial Mortgage Trust 2018-C45
Series X-A, 0.797%, due 06/16/51 (d)		5,117,644		210,436
Total Non-Agency Mortgage-Backed Obligations Interest-Only Strips (Cost $6,712,732)				4,951,542

ASSET-BACKED SECURITIES - 5.3%
Air Canada 2017-1 Class B Pass Through Trust
Series 2017-1, 3.700%, due 07/15/31 (c)		657,407		631,111
AMSR 2021-SFR1 Trust
Series 2021-SFR1, 2.900%, due 06/19/40 (c)		1,200,000		1,067,773
AMSR 2021-SFR3 Trust
Series 2021-SFR3, 4.896%, due 10/09/26 (c)		550,000		516,895
Applebee's Funding LLC
Series 2019-1, 4.194%, due 06/05/49 (c)		148,500		147,521
Series 2019-1, 4.723%, due 06/05/49 (c)		99,000		99,532
AQUA FIN TR 2021-A
Series 2021-A, 1.540%, due 07/17/46 (c)		127,592		121,781
CARDS II Trust
Series 2021-1, 0.931%, due 04/15/27 (c)		150,000		143,358
Carmax Auto Owner Trust 2019-3
Series 2019-3, 2.850%, due 01/15/26		100,000		99,812
Castlelake Aircraft Structured Trust 2019-1
Series 2091-1, 6.899%, due 04/15/39 (c)		939,015		647,789
Commonbond Student Loan Trust 2018-BGS
Series C, 4.120%, due 09/25/45 (c)		9,685		9,211
Countrywide Asset-Backed Certificates
Series 2006-6, 0.797%, due 09/25/36 (1 Month U.S. LIBOR + 0.340%) (b)		513,831		511,408
DB Master Finance LLC
Series 2019-1, 4.021%, due 05/20/49 (c)		87,750		87,163
Domino's Pizza Master Issuer LLC
Series 3.15100, 3.151%, due 04/25/51 (c)		99,250		94,950
First Franklin Mortgage Loan Trust 2004-FF10
Series M-1, 1.732%, due 07/25/34 (1 Month U.S. LIBOR + 1.275%) (b)		200,101		205,222
FirstKey Homes 2020-SFR2 Trust
Series TR, 1.266%, due 10/19/37 (c)		99,653		93,281
Home Partners of America 2019-1 Trust
Series 2019-1, 3.157%, due 09/19/39 (c)		86,595		83,635
Jack in the Box Funding LLC
Series 4.47600, 4.476%, due 08/25/49 (c)		113,850		112,842
Mill City Solar Loan 2019-2 Ltd.
Series 2019-2, 3.690%, due 07/20/43 (c)		86,878		86,594
Morgan Stanley ABS Capital I Inc Trust 2006-NC1
Series 2006-NC1, 1.027%, due 12/25/35 (1 Month U.S. LIBOR + 0.570%) (b)		491,141		499,366
Mosaic Solar Loan Trust 2018-1
Series 2018-1, 4.010%, due 06/22/43 (c)		206,748		193,150
Mosaic Solar Loan Trust 2018-2-GS
Series 2018-2-GS, 4.200%, due 02/22/44 (c)		220,155		229,013
Series 2018-2-GS, 4.740%, due 02/22/44 (c)		274,493		270,866
MVW Owner Trust 2018-1
Series 2018-1, 3.450%, due 01/21/36 (c)		30,921		30,906
Navient Private Education Refi Loan Trust 2020-H
Series A, 1.310%, due 01/15/69 (c)		122,212		118,376
Neighborly Issuer LLC
Series A-2, 3.584%, due 04/30/51 (c)		496,250		464,053
Progress Residential 2020-SFR3 Trust
Series TR, 4.105%, due 10/19/37 (c)		2,000,000		1,859,719
Progress Residential 2021-SFR3
Series TR, 4.254%, due 05/19/38 (c)		1,100,000		981,531
Progress Residential Trust
Series TR, 4.003%, due 07/19/38 (c)		700,000		662,384
Sofi Consumer Loan Program 2018-3 Trust
Series C, 4.670%, due 08/25/27 (c)		142,662		143,020
SoFi Consumer Loan Program 2018-4 Trust
Series D, 4.760%, due 11/26/27 (c)		500,000		502,453
Sofi Professional Loan Program 2018-C Trust
Series R-1, 0.000%, due 01/25/48 (c)(e)		10,000		178,045
SoFi Professional Loan Program 2021-A Trust
0.000%, due 08/17/43 (c)		23,000		473,878
SoFi Professional Loan Program 2021-B Trust
Series TR, 0.000%, due 02/15/47 (c)(e)		10,000		576,258
Structured Asset Securities Corp Mortgage Loan Trust 2006-BC3
Series A3, 0.777%, due 10/25/36 (1 Month U.S. LIBOR + 0.320%) (b)		562,979		553,259
Sunnova Sol II Issuer LLC
Series A, 2.730%, due 11/01/55 (c)		486,269		457,458
Sunrun Xanadu Issuer 2019-1 LLC
Series 2019-1, 3.980%, due 06/30/54 (c)		117,989		117,934
Taco Bell Funding LLC
Series 2016-1, 4.970%, due 05/25/46 (c)		412,433		412,328
Series 1.94600, 1.946%, due 08/25/51 (c)		99,750		90,682
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-1, 5.875%, due 10/15/27		284,398		290,797
VOLT XCII LLC
Series 2021-NPL1, 4.949%, due 02/27/51 (c)		700,000		678,328
Wendy's Funding LLC
Series 2019-1, 3.783%, due 06/15/49 (c)		91,750		90,369
Wingstop Funding LLC
Series 2020-1, 2.841%, due 12/05/50 (c)		248,750		231,690
Zaxby's Funding LLC
Series 2021-1, 3.238%, due 07/30/51 (c)		149,250		138,131
Total Asset-Backed Securities (Cost $16,249,950)				15,003,872

COLLATERALIZED LOAN OBLIGATIONS - 4.4% (b)
ACREC 2021-FL1 Ltd.
Series 2021-FL1, 2.618%, due 10/20/36 (1 Month U.S. LIBOR + 2.150%) (c)(e)		375,000		369,460
ALM 2020 Ltd.
Series 2020-1, 2.091%, due 10/15/29 (3 Month U.S. LIBOR + 1.850%) (c)		500,000		496,645
Arbor Realty Collateralized Loan Obligation 2020-FL1 Ltd.
Series 2020-FL1, 2.866%, due 02/15/35 (1 Month SOFR Rate + 2.564%) (c)		170,000		168,844
Ares XLIX CLO Ltd.
Series 2018-49, 2.209%, due 07/22/30 (3 Month U.S. LIBOR + 1.950%) (c)		1,000,000		984,171
Atrium IX
Series 2013-40R, 4.108%, due 05/28/30 (3 Month U.S. LIBOR + 3.600%) (c)		500,000		491,865
BDS 2019-FL4 Ltd.
Series 2019-FL4, 2.191%, due 08/15/36 (1 Month U.S. LIBOR + 1.750%) (c)(e)		100,000		98,847
BDS 2020-FL5 Ltd.
Series LTD, 2.214%, due 02/18/37 (SOFR 30 Day Average + 2.164%) (c)(e)		340,000		334,978
Benefit Street Partners CLO X Ltd.
Series FLT, 2.404%, due 04/20/34 (3 Month U.S. LIBOR + 2.150%) (c)		250,000		246,343
BlueMountain CLO XXVIII Ltd.
Series C, 2.241%, due 04/17/34 (3 Month U.S. LIBOR + 2.000%) (c)		250,000		245,517
Canyon Capital CLO 2014-1 Ltd.
Series 2014-1R, 3.049%, due 01/30/31 (3 Month U.S. LIBOR + 2.750%) (c)		250,000		239,230
Canyon Capital CLO 2021-2 Ltd.
Series D, 3.591%, due 04/17/34 (3 Month U.S. LIBOR + 3.350%) (c)		500,000		494,440
CIFC Funding 2015-IV Ltd.
Series IVR2, 2.154%, due 04/20/34 (3 Month U.S. LIBOR + 1.900%) (c)		250,000		246,993
CIFC Funding 2021-IV Ltd.
Series 2021-IV, 3.141%, due 07/15/33 (3 Month U.S. LIBOR + 2.900%) (c)		500,000		491,289
CLNC 2019-FL1 Ltd.
Series 2019-FL1, 2.064%, due 08/17/35 (SOFR 30 Day Average + 2.014%) (c)		100,000		99,704
Columbia Cent CLO 27 Ltd.
Series 2018-27R, 4.082%, due 01/25/35 (3 Month U.S. LIBOR + 3.830%) (c)		500,000		502,339
Dryden 40 Senior Loan Fund
Series 2015-40R, 2.606%, due 08/15/31 (3 Month U.S. LIBOR + 2.100%) (c)		500,000		496,076
Goldentree Loan Management US CLO 2 Ltd.
Series D, 2.904%, due 11/29/30 (3 Month U.S. LIBOR + 2.650%) (c)		500,000		490,136
Greystone CRE Notes 2019-FL2 Ltd.
Series C, 2.397%, due 09/15/37 (1 Month U.S. LIBOR + 2.000%) (c)(e)		200,000		198,691
Greystone CRE Notes 2019-FL2 Ltd.
Series D, 2.797%, due 09/15/37 (1 Month U.S. LIBOR + 2.400%) (c)(e)		183,000		180,725
Hayfin Kingsland VIII Ltd.
Series 2018-8, 1.734%, due 04/21/31 (3 Month U.S. LIBOR + 1.480%) (c)		500,000		493,857
LCM XXIV Ltd.
Series LTD, 2.154%, due 03/20/30 (3 Month U.S. LIBOR + 1.900%) (c)		250,000		243,179
Madison Park Funding XXI Ltd.
Series FLT, 2.441%, due 10/15/32 (3 Month U.S. LIBOR + 2.200%) (c)		250,000		245,443
Neuberger Berman Loan Advisers CLO 40 Ltd.
Series C, 1.991%, due 04/18/33 (3 Month U.S. LIBOR + 1.750%) (c)		250,000		247,059
Octagon Investment Partners 30 Ltd.
Series B-R, 2.204%, due 03/18/30 (3 Month U.S. LIBOR + 1.950%) (c)		250,000		244,221
Octagon Investment Partners 31 LLC
Series C-R, 2.304%, due 07/22/30 (3 Month U.S. LIBOR + 2.050%) (c)		280,000		274,465
Octagon Investment Partners XIV Ltd.
Series LTD, 4.141%, due 07/16/29 (3 Month U.S. LIBOR + 3.900%) (c)		500,000		500,205
OHA Credit Funding 5 Ltd.
Series E, 6.491%, due 04/18/33 (3 Month U.S. LIBOR + 6.250%) (c)		500,000		484,482
OHA Credit Funding 8 Ltd.
Series 2021-8, 2.141%, due 01/18/34 (3 Month U.S. LIBOR + 1.900%) (c)		250,000		246,953
OHA Credit Partners XIII Ltd.
Series D-R, 3.455%, due 10/23/34 (3 Month U.S. LIBOR + 3.200%) (c)		500,000		493,740
OHA Loan Funding 2013-1 Ltd.
Series FLT, 2.329%, due 07/23/31 (3 Month U.S. LIBOR + 2.070%) (c)		500,000		490,760
Sound Point CLO XIV Ltd.
Series C-R, 2.309%, due 01/23/29 (3 Month U.S. LIBOR + 2.050%) (c)		250,000		247,483
TCI-Flatiron CLO 2018-1 Ltd.
Series C-R, 2.049%, due 01/29/32 (3 Month U.S. LIBOR + 1.750%) (c)		250,000		245,737
TCW CLO 2021-1 Ltd.
Series LTD, 2.154%, due 03/20/34 (3 Month U.S. LIBOR + 1.900%) (c)		250,000		246,318
Venture XIV CLO Ltd.
Series FLT, 2.058%, due 08/28/29 (3 Month U.S. LIBOR + 1.550%) (c)		500,000		494,400
Wind River 2014-3 CLO Ltd.
Series FLT, 3.659%, due 10/22/31 (3 Month U.S. LIBOR + 3.400%) (c)		500,000		482,533
Total Collateralized Loan Obligations (Cost $12,697,495)				12,557,128

CORPORATE BONDS - 18.7%
Basic Materials - 0.7%
Arconic Corp.
6.125%, due 02/15/28 (c)		55,000		55,000
ASP Unifrax Holdings, Inc.
5.250%, due 09/30/28 (c)		50,000		46,500
Cleveland-Cliffs, Inc.
4.625%, due 03/01/29 (c)		295,000		290,575
4.875%, due 03/01/31 (c)		180,000		177,750
Coeur Mining, Inc.
5.125%, due 02/15/29 (c)(a)		25,000		21,562
Compass Minerals International, Inc.
6.750%, due 12/01/27 (c)		25,000		25,531
CVR Partners LP
6.125%, due 06/15/28 (c)		30,000		30,000
Ecolab, Inc.
1.000%, due 01/15/24	EUR	150,000		167,329
Freeport-McMoRan, Inc.
4.125%, due 03/01/28		$25,000		24,937
4.625%, due 08/01/30		200,000		203,750
5.450%, due 03/15/43		480,000		537,000
Glencore Funding LLC
1.625%, due 04/27/26 (c)		85,000		78,361
3.375%, due 09/23/51 (c)		60,000		49,563
Illuminate Buyer LLC
9.000%, due 07/01/28 (c)		25,000		25,281
Iris Holdings, Inc.
8.750%, due 02/15/26 (c)		25,000		25,000
LSF11 A5 HoldCo LLC
6.625%, due 10/15/29 (c)		25,000		23,188
Novelis Corp.
3.875%, due 08/15/31 (c)		25,000		22,813
Olin Corp.
5.125%, due 09/15/27		25,000		25,063
PMHC II, Inc.
9.000%, due 02/15/30 (c)		25,000		22,000
Schweitzer-Mauduit International, Inc.
6.875%, due 10/01/26 (c)		25,000		23,625
The Dow Chemical Co.
3.600%, due 11/15/50		106,000		98,274
Tronox, Inc.
4.625%, due 03/15/29 (c)		20,000		18,700
Venator Finance Sarl
5.750%, due 07/15/25 (c)		10,000		8,000
WR Grace Holdings LLC
5.625%, due 08/15/29 (c)		60,000		56,025
				2,055,827
Communications - 2.4%
AMC Networks, Inc.
4.250%, due 02/15/29		25,000		23,187
ANGI Group LLC
3.875%, due 08/15/28 (c)		135,000		113,906
AT&T, Inc.
3.500%, due 09/15/53		215,000		189,178
3.550%, due 09/15/55		33,000		28,892
Audacy Capital Corp.
6.500%, due 05/01/27 (c)		25,000		23,437
Avaya, Inc.
6.125%, due 09/15/28 (c)		35,000		34,300
Beasley Mezzanine Holdings LLC
8.625%, due 02/01/26 (c)		25,000		23,781
CCO Holdings LLC
5.125%, due 05/01/27 (c)		360,000		360,000
4.750%, due 03/01/30 (c)		230,000		220,225
4.500%, due 08/15/30 (c)		125,000		117,500
4.250%, due 02/01/31 (c)		35,000		31,806
4.750%, due 02/01/32 (c)		30,000		27,900
4.500%, due 06/01/33 (c)		100,000		89,250
4.250%, due 01/15/34 (c)		55,000		47,575
Cengage Learning, Inc.
9.500%, due 06/15/24 (c)		40,000		39,800
Charter Communications Operating LLC
4.908%, due 07/23/25		250,000		259,313
2.800%, due 04/01/31		130,000		117,119
5.750%, due 04/01/48		180,000		192,170
5.125%, due 07/01/49		405,000		401,688
Clear Channel Outdoor Holdings, Inc.
7.500%, due 06/01/29 (c)		65,000		65,162
Comcast Corp.
3.400%, due 04/01/30		130,000		131,531
2.937%, due 11/01/56 (c)		106,000		87,911
CommScope Technologies LLC
5.000%, due 03/15/27 (c)		25,000		21,875
CommScope, Inc.
4.750%, due 09/01/29 (c)		40,000		36,800
CSC Holdings LLC
5.250%, due 06/01/24		25,000		24,875
Diamond Sports Group LLC
5.375%, due 08/15/26 (c)		20,000		7,650
Directv Financing LLC
5.875%, due 08/15/27 (c)		60,000		58,950
DISH DBS Corp.
5.750%, due 12/01/28 (c)		30,000		28,500
5.125%, due 06/01/29		50,000		42,250
DISH Network Corp. CVRT
3.375%, due 08/15/26		125,000		113,333
Embarq Corp.
7.995%, due 06/01/36		25,000		24,062
Expedia Group, Inc.
5.000%, due 02/15/26		125,000		130,692
3.250%, due 02/15/30		135,000		128,550
Frontier Communications Holdings LLC
5.875%, due 10/15/27 (c)		10,000		9,925
5.000%, due 05/01/28 (c)		50,000		47,875
6.000%, due 01/15/30 (c)		35,000		32,375
GCI LLC
4.750%, due 10/15/28 (c)		25,000		24,500
Gray Escrow II, Inc.
5.375%, due 11/15/31 (c)		25,000		23,781
Hughes Satellite Systems Corp.
6.625%, due 08/01/26		25,000		25,875
iHeartCommunications, Inc.
8.375%, due 05/01/27		25,000		25,812
Liberty Broadband Corp. CVRT
1.250%, due 09/30/50 (c)		245,000		233,496
2.750%, due 09/30/50 (c)		165,000		161,505
Liberty Media Corp. CVRT
0.500%, due 12/01/50 (c)		100,000		141,907
Lumen Technologies, Inc.
5.125%, due 12/15/26 (c)		40,000		38,000
Match Group Holdings II LLC
4.125%, due 08/01/30 (c)		200,000		186,000
McGraw-Hill Education, Inc.
5.750%, due 08/01/28 (c)		30,000		28,500
8.000%, due 08/01/29 (c)		25,000		23,750
MercadoLibre, Inc.
2.375%, due 01/14/26		200,000		186,750
Millennium Escrow Corp.
6.625%, due 08/01/26 (c)		10,000		9,475
Netflix, Inc.
4.875%, due 04/15/28		60,000		62,550
5.875%, due 11/15/28		25,000		27,500
5.375%, due 11/15/29 (c)		210,000		227,325
News Corp.
3.875%, due 05/15/29 (c)		395,000		375,250
5.125%, due 02/15/32 (c)		20,000		20,100
Paramount Global
6.250%, due 02/28/57 (3 Month U.S. LIBOR + 3.899%) (b)		25,000		25,000
6.375%, due 03/30/62 (5 Year CMT Rate + 3.999%) (b)		145,000		146,088
Radiate Holdco LLC
4.500%, due 09/15/26 (c)		25,000		24,094
Scripps Escrow II, Inc.
3.875%, due 01/15/29 (c)		25,000		23,188
Scripps Escrow, Inc.
5.875%, due 07/15/27 (c)		45,000		45,113
Sinclair Television Group, Inc.
4.125%, due 12/01/30 (c)		25,000		22,188
Sirius XM Radio, Inc.
5.000%, due 08/01/27 (c)		25,000		25,000
4.125%, due 07/01/30 (c)		20,000		18,750
Spanish Broadcasting System, Inc.
9.750%, due 03/01/26 (c)		25,000		25,063
Sprint Corp.
7.125%, due 06/15/24		35,000		37,538
7.625%, due 03/01/26		25,000		28,031
Stagwell Global LLC
5.625%, due 08/15/29 (c)		25,000		23,656
T-Mobile USA, Inc.
2.250%, due 02/15/26		90,000		84,678
2.625%, due 04/15/26		45,000		42,955
4.750%, due 02/01/28		35,000		35,612
2.625%, due 02/15/29		90,000		82,107
3.375%, due 04/15/29		110,000		104,660
3.375%, due 04/15/29 (c)		5,000		4,731
2.875%, due 02/15/31		85,000		76,606
3.500%, due 04/15/31		65,000		61,113
3.500%, due 04/15/31 (c)		90,000		84,747
Townsquare Media, Inc.
6.875%, due 02/01/26 (c)		30,000		30,788
Uber Technologies, Inc.
4.500%, due 08/15/29 (c)		30,000		28,125
Uber Technologies, Inc. CVRT
0.000%, due 12/15/25		195,000		173,650
Univision Communications, Inc.
6.625%, due 06/01/27 (c)		25,000		26,187
4.500%, due 05/01/29 (c)		30,000		28,463
Urban One, Inc.
7.375%, due 02/01/28 (c)		25,000		25,125
Verizon Communications, Inc.
1.606%, due 05/15/25 (3 Month U.S. LIBOR + 1.100%) (b)		135,000		136,727
3.875%, due 03/01/52		45,000		45,192
Viasat, Inc.
5.625%, due 09/15/25 (c)		25,000		24,344
Viavi Solutions, Inc.
3.750%, due 10/01/29 (c)		25,000		23,625
				6,718,563
Consumer, Cyclical - 3.3%
Academy Ltd.
6.000%, due 11/15/27 (c)		25,000		25,500
Adams Homes, Inc.
7.500%, due 02/15/25 (c)		25,000		25,000
Affinity Gaming
6.875%, due 12/15/27 (c)		25,000		24,187
Allison Transmission, Inc.
5.875%, due 06/01/29 (c)		25,000		25,500
American Airlines Group, Inc. CVRT
6.500%, due 07/01/25		285,000		391,656
American Airlines, Inc.
5.500%, due 04/20/26 (c)		220,000		221,100
5.750%, due 04/20/29 (c)		310,000		307,675
American Axle & Manufacturing, Inc.
5.000%, due 10/01/29 (a)		25,000		23,344
Arko Corp.
5.125%, due 11/15/29 (c)		25,000		22,750
Asbury Automotive Group, Inc.
4.750%, due 03/01/30 (a)		25,000		23,437
At Home Group, Inc.
7.125%, due 07/15/29 (c)		20,000		17,300
Bath & Body Works, Inc.
6.750%, due 07/01/36		25,000		25,500
Burlington Stores, Inc. CVRT
2.250%, due 04/15/25		225,000		255,881
Caesars Entertainment, Inc.
6.250%, due 07/01/25 (c)		25,000		25,813
4.625%, due 10/15/29 (c)		55,000		51,287
CCM Merger, Inc.
6.375%, due 05/01/26 (c)		25,000		25,344
Cedar Fair LP
5.250%, due 07/15/29		30,000		29,250
Century Communities, Inc.
3.875%, due 08/15/29 (c)		25,000		22,375
Crocs, Inc.
4.125%, due 08/15/31 (c)		25,000		21,062
Dealer Tire LLC
8.000%, due 02/01/28 (c)		5,000		5,012
Delta Air Lines 2020-1 Class A Pass Through Trust
2.500%, due 12/10/29		86,446		81,242
Delta Air Lines, Inc.
2.900%, due 10/28/24		200,000		195,500
4.500%, due 10/20/25 (c)		150,000		151,066
7.375%, due 01/15/26		35,000		37,888
4.750%, due 10/20/28 (c)		880,000		886,653
Dick's Sporting Goods, Inc.
3.150%, due 01/15/32		135,000		123,556
Dollar Tree, Inc.
4.000%, due 05/15/25		260,000		265,808
Ferrellgas LP
5.375%, due 04/01/26 (c)		25,000		23,312
Fertitta Entertainment LLC
6.750%, due 01/15/30 (c)		75,000		68,906
Foot Locker, Inc.
4.000%, due 10/01/29 (c)		25,000		21,625
Ford Motor Co.
3.250%, due 02/12/32		175,000		154,630
Ford Motor Credit Co. LLC
3.370%, due 11/17/23		200,000		199,227
2.748%, due 06/14/24	GBP	100,000		127,076
4.950%, due 05/28/27		$200,000		201,893
4.125%, due 08/17/27		300,000		291,533
2.900%, due 02/16/28		200,000		180,187
3.625%, due 06/17/31		245,000		220,234
Foundation Building Materials, Inc.
6.000%, due 03/01/29 (c)		25,000		22,531
General Motors Financial Co., Inc.
2.400%, due 10/15/28		140,000		125,469
Golden Entertainment, Inc.
7.625%, due 04/15/26 (c)		25,000		25,750
Hilton Domestic Operating Co., Inc.
4.875%, due 01/15/30		160,000		159,200
3.625%, due 02/15/32 (c)		100,000		90,375
Hyatt Hotels Corp.
5.750%, due 04/23/30		148,000		163,185
Installed Building Products, Inc.
5.750%, due 02/01/28 (c)		25,000		24,250
Interface, Inc.
5.500%, due 12/01/28 (c)		25,000		24,281
LBM Acquisition LLC
6.250%, due 01/15/29 (c)		25,000		23,312
LCM Investments Holdings II LLC
4.875%, due 05/01/29 (c)		25,000		23,562
LGI Homes, Inc.
4.000%, due 07/15/29 (c)		25,000		21,969
Lindblad Expeditions LLC
6.750%, due 02/15/27 (c)		5,000		5,069
Lions Gate Capital Holdings LLC
5.500%, due 04/15/29 (c)		212,000		204,580
Lowe's Cos., Inc.
4.450%, due 04/01/62		88,000		91,340
M/I Homes, Inc.
3.950%, due 02/15/30		25,000		22,000
Macy's Retail Holdings LLC
6.125%, due 03/15/32 (c)		25,000		24,688
Magallanes, Inc.
3.755%, due 03/15/27 (c)		100,000		99,880
Marriott International, Inc.
3.125%, due 06/15/26		125,000		123,706
McDonald's Corp.
3.600%, due 07/01/30		125,000		126,819
Meritage Homes Corp.
5.125%, due 06/06/27		25,000		25,406
Meritor, Inc.
4.500%, due 12/15/28 (c)		25,000		25,094
MGM Resorts International
5.500%, due 04/15/27		25,000		25,312
4.750%, due 10/15/28		20,000		19,300
Midwest Gaming Borrower LLC
4.875%, due 05/01/29 (c)		55,000		51,013
Murphy Oil USA, Inc.
5.625%, due 05/01/27		25,000		25,500
Newell Brands, Inc.
4.700%, due 04/01/26		35,000		35,219
Penn National Gaming, Inc.
4.125%, due 07/01/29 (c)		25,000		22,313
Premier Entertainment Sub LLC
5.625%, due 09/01/29 (c)		50,000		42,688
5.875%, due 09/01/31 (c)		50,000		42,625
Real Hero Merger Sub 2, Inc.
6.250%, due 02/01/29 (c)		25,000		22,906
Scientific Games Holdings LP
6.625%, due 03/01/30 (c)		80,000		78,400
Scientific Games International, Inc.
5.000%, due 10/15/25 (c)		25,000		25,625
7.250%, due 11/15/29 (c)		30,000		31,388
Shea Homes LP
4.750%, due 04/01/29 (c)		25,000		23,375
Sizzling Platter LLC
8.500%, due 11/28/25 (c)		25,000		22,938
Sonic Automotive, Inc.
4.625%, due 11/15/29 (c)		85,000		76,500
Southwest Airlines Co. CVRT
1.250%, due 05/01/25		180,000		244,539
Specialty Building Products Holdings LLC
6.375%, due 09/30/26 (c)		25,000		25,250
SRS Distribution, Inc.
4.625%, due 07/01/28 (c)		50,000		47,562
6.125%, due 07/01/29 (c)		25,000		23,188
Staples, Inc.
7.500%, due 04/15/26 (c)		25,000		24,125
10.750%, due 04/15/27 (c)		25,000		22,313
Station Casinos LLC
4.500%, due 02/15/28 (c)		25,000		23,625
STL Holding Co. LLC
7.500%, due 02/15/26 (c)		25,000		25,250
Suburban Propane Partners LP
5.000%, due 06/01/31 (c)		55,000		51,563
SWF Escrow Issuer Corp.
6.500%, due 10/01/29 (c)		50,000		42,750
Taylor Morrison Communities, Inc.
5.125%, due 08/01/30 (c)		25,000		24,375
Tempur Sealy International, Inc.
3.875%, due 10/15/31 (c)		25,000		21,375
The Gap, Inc.
3.875%, due 10/01/31 (c)		25,000		21,812
The Goodyear Tire & Rubber Co.
5.250%, due 07/15/31 (c)		50,000		46,125
The Home Depot, Inc.
3.625%, due 04/15/52		115,000		114,254
The Michaels Cos., Inc.
5.250%, due 05/01/28 (c)		5,000		4,575
The William Carter Co.
5.625%, due 03/15/27 (c)		25,000		25,281
Travel + Leisure Co.
6.625%, due 07/31/26 (c)		69,000		72,278
4.500%, due 12/01/29 (c)		170,000		157,675
United Airlines Holdings, Inc.
4.875%, due 01/15/25 (a)		25,000		24,813
United Airlines, Inc.
4.625%, due 04/15/29 (c)		30,000		28,425
Univar Solutions USA, Inc.
5.125%, due 12/01/27 (c)		25,000		24,969
Victoria's Secret & Co.
4.625%, due 07/15/29 (c)		100,000		90,250
Wheel Pros, Inc.
6.500%, due 05/15/29 (c)		25,000		21,875
Williams Scotsman International, Inc.
4.625%, due 08/15/28 (c)		25,000		24,344
WMG Acquisition Corp.
3.000%, due 02/15/31 (c)		440,000		393,800
Wolverine World Wide, Inc.
4.000%, due 08/15/29 (c)		25,000		22,156
Wyndham Hotels & Resorts, Inc.
4.375%, due 08/15/28 (c)		135,000		130,106
Yum! Brands, Inc.
4.750%, due 01/15/30 (c)		402,000		393,960
3.625%, due 03/15/31		420,000		382,200
4.625%, due 01/31/32		175,000		168,875
				9,520,565
Consumer, Non-cyclical - 3.7%
AbbVie, Inc.
4.700%, due 05/14/45		235,000		255,614
Acadia Healthcare Co., Inc.
5.500%, due 07/01/28 (c)		25,000		25,062
ACCO Brands Corp.
4.250%, due 03/15/29 (c)		25,000		23,000
Albertsons Cos., Inc.
3.500%, due 03/15/29 (c)		25,000		22,500
Allied Universal Holdco LLC
6.625%, due 07/15/26 (c)		40,000		40,400
9.750%, due 07/15/27 (c)		70,000		72,100
Alta Equipment Group, Inc.
5.625%, due 04/15/26 (c)		25,000		23,750
Altria Group, Inc.
4.450%, due 05/06/50		135,000		122,109
AMN Healthcare, Inc.
4.625%, due 10/01/27 (c)		25,000		24,332
Anheuser-Busch Cos. LLC
4.900%, due 02/01/46		115,000		127,554
Anthem, Inc.
2.375%, due 01/15/25		135,000		133,051
APi Escrow Corp.
4.750%, due 10/15/29 (c)		25,000		23,281
BellRing Brands, Inc.
7.000%, due 03/15/30 (c)		25,000		25,562
Block, Inc.
3.500%, due 06/01/31 (c)		65,000		59,638
Catalent Pharma Solutions, Inc.
5.000%, due 07/15/27 (c)		25,000		25,250
Centene Corp.
4.625%, due 12/15/29		65,000		65,650
3.375%, due 02/15/30		435,000		409,987
3.000%, due 10/15/30		500,000		460,000
2.500%, due 03/01/31		320,000		283,322
2.625%, due 08/01/31		15,000		13,313
Chobani LLC
4.625%, due 11/15/28 (c)		10,000		9,225
Cigna Corp.
4.900%, due 12/15/48		140,000		156,786
3.400%, due 03/15/51		106,000		95,755
Community Health Systems, Inc.
6.000%, due 01/15/29 (c)		45,000		45,562
6.875%, due 04/15/29 (c)		45,000		44,100
5.250%, due 05/15/30 (c)		25,000		24,063
Constellation Brands, Inc.
3.150%, due 08/01/29		125,000		120,433
CoreLogic, Inc.
4.500%, due 05/01/28 (c)		25,000		23,375
CoStar Group, Inc.
2.800%, due 07/15/30 (c)		66,000		60,359
Coty, Inc.
5.000%, due 04/15/26 (c)		30,000		29,212
CPI CG, Inc.
8.625%, due 03/15/26 (c)		15,000		14,587
CVS Health Corp.
5.050%, due 03/25/48		165,000		187,002
DaVita, Inc.
4.625%, due 06/01/30 (c)		25,000		23,312
Gartner, Inc.
3.750%, due 10/01/30 (c)		125,000		117,344
Graham Holdings Co.
5.750%, due 06/01/26 (c)		25,000		25,625
HCA, Inc.
5.375%, due 02/01/25		370,000		384,337
4.125%, due 06/15/29		485,000		494,094
3.500%, due 09/01/30		746,000		718,025
KeHE Distributors LLC
8.625%, due 10/15/26 (c)		21,000		22,286
Kraft Heinz Foods Co.
3.000%, due 06/01/26		125,000		123,125
3.875%, due 05/15/27		75,000		76,219
4.250%, due 03/01/31		390,000		402,187
6.875%, due 01/26/39		335,000		412,469
7.125%, due 08/01/39 (c)		35,000		43,881
4.625%, due 10/01/39		220,000		223,025
4.375%, due 06/01/46		55,000		54,519
Kronos Acquisition Holdings, Inc.
5.000%, due 12/31/26 (c)		80,000		73,600
7.000%, due 12/31/27 (c)		45,000		35,775
Legacy LifePoint Health LLC
4.375%, due 02/15/27 (c)		25,000		24,125
Metis Merger Sub LLC
6.500%, due 05/15/29 (c)		60,000		56,325
ModivCare Escrow Issuer, Inc.
5.000%, due 10/01/29 (c)		15,000		13,950
Mozart Debt Merger Sub, Inc.
3.875%, due 04/01/29 (c)		275,000		254,375
5.250%, due 10/01/29 (c)		335,000		313,225
MPH Acquisition Holdings LLC
5.750%, due 11/01/28 (c)(a)		25,000		22,500
NESCO Holdings II, Inc.
5.500%, due 04/15/29 (c)		25,000		24,563
Nielsen Finance LLC
4.750%, due 07/15/31 (c)		25,000		24,844
Ortho-Clinical Diagnostics, Inc.
7.250%, due 02/01/28 (c)		35,000		36,050
Owens & Minor, Inc.
6.625%, due 04/01/30 (c)		40,000		41,000
PECF USS Intermediate Holding III Corp.
8.000%, due 11/15/29 (c)		25,000		24,063
Performance Food Group, Inc.
5.500%, due 10/15/27 (c)		45,000		44,888
4.250%, due 08/01/29 (c)		30,000		27,225
Post Holdings, Inc.
5.750%, due 03/01/27 (c)		116,000		116,580
5.625%, due 01/15/28 (c)		325,000		318,906
5.500%, due 12/15/29 (c)		255,000		245,119
4.625%, due 04/15/30 (c)		65,000		58,581
4.500%, due 09/15/31 (c)		290,000		256,288
Primo Water Holdings, Inc.
4.375%, due 04/30/29 (c)		55,000		49,775
Quanta Services, Inc.
2.350%, due 01/15/32		145,000		125,871
Radiology Partners, Inc.
9.250%, due 02/01/28 (c)		35,000		35,088
S&P Global, Inc.
3.700%, due 03/01/52 (c)		64,000		64,899
Select Medical Corp.
6.250%, due 08/15/26 (c)		80,000		82,400
Simmons Foods, Inc.
4.625%, due 03/01/29 (c)		25,000		23,313
Smithfield Foods, Inc.
4.250%, due 02/01/27 (c)		170,000		171,868
3.000%, due 10/15/30 (c)		50,000		45,425
Spectrum Brands, Inc.
5.750%, due 07/15/25		25,000		25,469
Sysco Corp.
5.950%, due 04/01/30		110,000		127,387
Tenet Healthcare Corp.
6.125%, due 10/01/28 (c)		80,000		81,000
The ADT Security Corp.
4.125%, due 08/01/29 (c)		25,000		23,125
Thermo Fisher Scientific, Inc.
0.750%, due 09/12/24	EUR	100,000		110,598
1.215%, due 10/18/24		$275,000		264,322
1.400%, due 01/23/26	EUR	115,000		128,218
0.500%, due 03/01/28	EUR	100,000		104,532
Triton Water Holdings, Inc.
6.250%, due 04/01/29 (c)		$90,000		77,175
United Natural Foods, Inc.
6.750%, due 10/15/28 (c)		50,000		51,250
United Rentals North America, Inc.
4.875%, due 01/15/28		185,000		186,850
4.000%, due 07/15/30		110,000		105,050
3.875%, due 02/15/31		230,000		217,062
3.750%, due 01/15/32		25,000		23,313
US Foods, Inc.
4.625%, due 06/01/30 (c)		60,000		55,350
Vizient, Inc.
6.250%, due 05/15/27 (c)(a)		25,000		25,750
WASH Multifamily Acquisition, Inc.
5.750%, due 04/15/26 (c)		45,000		45,169
				10,428,623
Energy - 1.9%
Aethon United BR LP
8.250%, due 02/15/26 (c)		25,000		26,062
Antero Midstream Partners LP
5.750%, due 03/01/27 (c)		45,000		45,900
Archrock Partners LP
6.250%, due 04/01/28 (c)		25,000		24,562
Blue Racer Midstream LLC
6.625%, due 07/15/26 (c)		15,000		15,225
BP Capital Markets America, Inc.
2.939%, due 06/04/51		150,000		127,282
Callon Petroleum Co.
6.125%, due 10/01/24		20,000		19,950
Cheniere Energy Partners LP
4.500%, due 10/01/29		75,000		75,375
4.000%, due 03/01/31 (a)		295,000		285,412
Chesapeake Energy Corp.
5.875%, due 02/01/29 (c)		50,000		51,500
6.750%, due 04/15/29 (c)		25,000		26,500
CNX Resources Corp.
6.000%, due 01/15/29 (c)		35,000		35,350
Colgate Energy Partners III LLC
5.875%, due 07/01/29 (c)		20,000		20,600
Continental Resources, Inc.
5.750%, due 01/15/31 (c)		307,000		335,397
2.875%, due 04/01/32 (c)		246,000		218,633
Crescent Energy Finance LLC
7.250%, due 05/01/26 (c)		25,000		24,938
Crestwood Midstream Partners LP
5.750%, due 04/01/25		25,000		25,062
DCP Midstream Operating LP
5.625%, due 07/15/27		25,000		26,062
Delek Logistics Partners LP
6.750%, due 05/15/25		25,000		24,937
Devon Energy Corp.
5.250%, due 10/15/27		17,000		17,616
DT Midstream, Inc.
4.125%, due 06/15/29 (c)		25,000		23,937
Encino Acquisition Partners Holdings LLC
8.500%, due 05/01/28 (c)		25,000		25,688
Energy Transfer LP
4.750%, due 01/15/26		125,000		129,375
7.125%, Perpetual (5 Year CMT Rate + 5.306%) (b)		175,000		170,406
Enviva Partners LP
6.500%, due 01/15/26 (c)		25,000		25,625
EQM Midstream Partners LP
6.000%, due 07/01/25 (c)		10,000		10,150
4.750%, due 01/15/31 (c)		65,000		60,775
EQT Corp.
3.125%, due 05/15/26 (c)		40,000		38,650
3.900%, due 10/01/27		67,000		66,330
3.625%, due 05/15/31 (c)		550,000		522,500
Greenko Wind Projects Mauritius Ltd.
5.500%, due 04/06/25 (c)		205,000		204,488
Hess Midstream Operations LP
5.125%, due 06/15/28 (c)		45,000		45,113
4.250%, due 02/15/30 (c)		85,000		80,112
Hilcorp Energy I LP
6.250%, due 11/01/28 (c)		35,000		35,175
5.750%, due 02/01/29 (c)		50,000		50,000
Howard Midstream Energy Partners LLC
6.750%, due 01/15/27 (c)		25,000		24,500
Kinder Morgan Energy Partners LP
6.950%, due 01/15/38		85,000		105,779
Kinder Morgan, Inc.
5.300%, due 12/01/34		55,000		60,169
Murphy Oil Corp.
6.375%, due 07/15/28		25,000		26,000
NGL Energy Operating LLC
7.500%, due 02/01/26 (c)		65,000		63,863
NuStar Logistics LP
6.375%, due 10/01/30		35,000		35,350
Oasis Petroleum, Inc.
6.375%, due 06/01/26 (c)		25,000		25,625
Occidental Petroleum Corp.
3.400%, due 04/15/26		47,000		46,589
3.200%, due 08/15/26		31,000		30,457
6.625%, due 09/01/30		370,000		424,575
6.125%, due 01/01/31		195,000		219,375
7.500%, due 05/01/31		70,000		85,400
6.450%, due 09/15/36		25,000		29,250
Ovintiv, Inc.
6.500%, due 08/15/34		145,000		172,188
6.500%, due 02/01/38		115,000		136,131
Patterson-UTI Energy, Inc.
3.950%, due 02/01/28		95,000		88,825
Pioneer Natural Resources Co.
1.900%, due 08/15/30		145,000		128,020
Rockcliff Energy II LLC
5.500%, due 10/15/29 (c)		25,000		25,000
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27		125,000		132,344
Southwestern Energy Co.
5.950%, due 01/23/25		3,000		3,128
5.375%, due 02/01/29		60,000		60,900
4.750%, due 02/01/32		30,000		29,925
SunCoke Energy, Inc.
4.875%, due 06/30/29 (c)		65,000		61,344
Sunoco LP
6.000%, due 04/15/27		35,000		35,656
4.500%, due 05/15/29		40,000		37,500
Tallgrass Energy Partners LP
5.500%, due 01/15/28 (c)		25,000		24,125
The Williams Cos., Inc.
3.500%, due 11/15/30		30,000		29,563
3.500%, due 10/15/51		70,000		61,207
Transcontinental Gas Pipe Line Co. LLC
3.250%, due 05/15/30		30,000		29,309
USA Compression Partners LP
6.875%, due 09/01/27		75,000		75,375
Western Midstream Operating LP
5.300%, due 02/01/30		210,000		209,475
5.450%, due 04/01/44		25,000		25,375
				5,457,009
Financial - 3.0%
Acrisure LLC
4.250%, due 02/15/29 (c)		25,000		22,656
Air Lease Corp.
1.875%, due 08/15/26		140,000		128,771
Alexandria Real Estate Equities, Inc.
3.000%, due 05/18/51		145,000		121,050
Alliant Holdings Intermediate LLC
6.750%, due 10/15/27 (c)		30,000		29,550
Ally Financial, Inc.
5.750%, due 11/20/25		25,000		26,204
American Express Co.
3.400%, due 02/22/24		130,000		131,655
American Tower Corp.
1.950%, due 05/22/26	EUR	100,000		112,074
0.500%, due 01/15/28	EUR	100,000		101,468
AmWINS Group, Inc.
4.875%, due 06/30/29 (c)		$75,000		71,625
Ares Capital Corp.
2.150%, due 07/15/26		140,000		126,537
Aretec Escrow Issuer, Inc.
7.500%, due 04/01/29 (c)		25,000		24,031
Athene Global Funding
0.609%, due 08/19/24 (SOFR Rate + 0.560%) (b)(c)		265,000		260,210
Bank of America Corp.
2.482%, due 09/21/36 (5 Year CMT Rate + 1.200%) (b)		230,000		197,377
Berkshire Hathaway Finance Corp.
2.375%, due 06/19/39	GBP	120,000		145,793
Berkshire Hathaway, Inc.
0.000%, due 03/12/25	EUR	200,000		215,494
BroadStreet Partners, Inc.
5.875%, due 04/15/29 (c)		$25,000		23,312
Chubb INA Holdings, Inc.
0.300%, due 12/15/24	EUR	160,000		173,976
Citigroup, Inc.
0.007%, due 03/21/23 (3 Month EURIBOR + 0.500%) (b)	EUR	270,000		299,355
3.057%, due 01/25/33 (SOFR Rate + 1.351%) (b)		$210,000		196,684
Corebridge Financial, Inc.
4.400%, due 04/05/52 (c)		85,000		85,158
Crown Castle International Corp.
3.650%, due 09/01/27		125,000		124,180
2.250%, due 01/15/31		40,000		35,255
Cushman & Wakefield US Borrower LLC
6.750%, due 05/15/28 (c)		25,000		26,125
Discover Financial Services
4.100%, due 02/09/27		170,000		173,654
Freedom Mortgage Corp.
8.250%, due 04/15/25 (c)		15,000		14,944
6.625%, due 01/15/27 (c)		10,000		9,250
GTCR AP Finance, Inc.
8.000%, due 05/15/27 (c)		35,000		35,350
Host Hotels & Resorts LP
3.375%, due 12/15/29		65,000		61,827
3.500%, due 09/15/30		65,000		61,774
Icahn Enterprises LP
5.250%, due 05/15/27		30,000		29,400
Invitation Homes Operating Partnership LP
2.700%, due 01/15/34		120,000		104,624
Iron Mountain, Inc.
4.500%, due 02/15/31 (c)		25,000		23,062
JPMorgan Chase & Co.
2.963%, due 01/25/33 (SOFR Rate + 1.260%) (b)		270,000		253,640
Ladder Capital Finance Holdings LLLP
4.750%, due 06/15/29 (c)		25,000		23,656
LPL Holdings, Inc.
4.625%, due 11/15/27 (c)		25,000		24,719
MGM Growth Properties Operating Partnership LP
3.875%, due 02/15/29 (c)		25,000		24,750
Midcap Financial Issuer Trust
6.500%, due 05/01/28 (c)		15,000		14,119
Morgan Stanley
2.484%, due 09/16/36 (SOFR Rate + 1.360%) (b)		260,000		224,055
MPT Operating Partnership LP
3.500%, due 03/15/31		25,000		23,094
Nationstar Mortgage Holdings, Inc.
5.125%, due 12/15/30 (c)		25,000		23,125
5.750%, due 11/15/31 (c)		80,000		76,000
Navient Corp.
5.000%, due 03/15/27		20,000		19,100
4.875%, due 03/15/28		25,000		22,969
NFP Corp.
6.875%, due 08/15/28 (c)		30,000		28,650
OneMain Finance Corp.
6.625%, due 01/15/28		65,000		67,844
Park Intermediate Holdings LLC
4.875%, due 05/15/29 (c)		35,000		32,813
PennyMac Financial Services, Inc.
4.250%, due 02/15/29 (c)		65,000		55,575
PRA Group, Inc.
5.000%, due 10/01/29 (c)		25,000		23,719
Prudential Financial, Inc.
3.905%, due 12/07/47		125,000		123,969
Realogy Group LLC
5.750%, due 01/15/29 (c)		55,000		51,838
5.250%, due 04/15/30 (c)		55,000		50,600
RLJ Lodging Trust LP
4.000%, due 09/15/29 (c)		25,000		23,063
Santander Holdings USA, Inc.
3.400%, due 01/18/23		240,000		241,297
2.490%, due 01/06/28 (SOFR Rate + 1.249%) (b)		140,000		130,757
SBA Communications Corp.
3.875%, due 02/15/27		430,000		418,712
3.125%, due 02/01/29		345,000		313,819
Starwood Property Trust, Inc.
4.375%, due 01/15/27 (c)		85,000		82,283
Synchrony Financial
2.875%, due 10/28/31		285,000		252,404
The Goldman Sachs Group, Inc.
1.375%, due 05/15/24	EUR	150,000		167,575
3.375%, due 03/27/25	EUR	38,000		44,555
0.869%, due 09/10/27 (SOFR Rate + 0.820%) (b)		$275,000		268,782
2.000%, due 11/01/28	EUR	37,000		41,087
The Western Union Co.
1.350%, due 03/15/26		$85,000		78,096
2.750%, due 03/15/31		190,000		172,634
United Wholesale Mortgage LLC
5.750%, due 06/15/27 (c)		25,000		23,156
Uniti Group LP
6.000%, due 01/15/30 (c)		25,000		22,375
US Bancorp
0.850%, due 06/07/24	EUR	445,000		492,683
3.700%, Perpetual (5 Year CMT Rate + 2.541%) (b)		$390,000		351,626
USB Capital IX
3.500%, due 04/15/42 (3 Month U.S. LIBOR + 1.020%) (b)		19,000		15,556
VICI Properties LP
4.625%, due 12/01/29 (c)		70,000		70,000
4.125%, due 08/15/30 (c)		165,000		159,844
VistaJet Malta Finance PLC
6.375%, due 02/01/30 (c)		25,000		23,438
Wells Fargo & Co.
3.250%, due 04/27/22	AUD	200,000		149,916
3.750%, due 01/24/24		$225,000		229,096
4.650%, due 11/04/44		120,000		128,050
Welltower, Inc.
2.050%, due 01/15/29		140,000		127,337
Willis North America, Inc.
4.500%, due 09/15/28		115,000		117,887
XHR LP
4.875%, due 06/01/29 (c)		25,000		24,156
				8,526,844
Industrial - 1.5%
AECOM
5.125%, due 03/15/27		230,000		235,175
Ardagh Metal Packaging Finance USA LLC
3.250%, due 09/01/28 (c)		200,000		180,750
Ball Corp.
5.250%, due 07/01/25		260,000		275,600
4.875%, due 03/15/26		240,000		248,700
2.875%, due 08/15/30		215,000		191,350
Berry Global, Inc.
5.625%, due 07/15/27 (c)		180,000		183,150
Brundage-Bone Concrete Pumping Holdings, Inc.
6.000%, due 02/01/26 (c)		25,000		24,063
Builders FirstSource, Inc.
5.000%, due 03/01/30 (c)		25,000		24,656
Cargo Aircraft Management, Inc.
4.750%, due 02/01/28 (c)		25,000		24,250
Cascades, Inc.
5.375%, due 01/15/28 (c)		25,000		24,969
Clark Equipment Co.
5.875%, due 06/01/25 (c)		20,000		20,150
Crown Cork & Seal Co., Inc.
7.375%, due 12/15/26		111,000		124,320
CSX Corp.
3.800%, due 11/01/46		125,000		125,167
Energizer Holdings, Inc.
4.750%, due 06/15/28 (c)		50,000		45,500
FedEx Corp.
4.100%, due 02/01/45		78,000		76,289
4.750%, due 11/15/45		60,000		63,696
Fortress Transportation and Infrastructure Investors LLC
5.500%, due 05/01/28 (c)		25,000		22,719
Global Infrastructure Solutions, Inc.
5.625%, due 06/01/29 (c)		25,000		24,094
GrafTech Finance, Inc.
4.625%, due 12/15/28 (c)		25,000		23,281
Graham Packaging Co., Inc.
7.125%, due 08/15/28 (c)		25,000		22,687
Granite US Holdings Corp.
11.000%, due 10/01/27 (c)		25,000		26,375
Griffon Corp.
5.750%, due 03/01/28		30,000		28,837
II-VI, Inc.
5.000%, due 12/15/29 (c)		25,000		24,438
Imola Merger Corp.
4.750%, due 05/15/29 (c)		25,000		23,937
Koppers, Inc.
6.000%, due 02/15/25 (c)		25,000		24,437
Madison IAQ LLC
4.125%, due 06/30/28 (c)		40,000		36,700
5.875%, due 06/30/29 (c)		30,000		26,850
Maxar Space Robotics LLC
9.750%, due 12/31/23 (c)		15,000		16,013
New Enterprise Stone & Lime Co., Inc.
9.750%, due 07/15/28 (c)		25,000		25,250
Owens Corning
4.400%, due 01/30/48		120,000		119,737
Packaging Corp. of America
3.000%, due 12/15/29		135,000		130,441
Penske Truck Leasing Co. LP
4.200%, due 04/01/27 (c)		125,000		128,374
PGT Innovations, Inc.
4.375%, due 10/01/29 (c)		25,000		23,375
Raytheon Technologies Corp.
3.030%, due 03/15/52		140,000		122,718
Roller Bearing Co. of America, Inc.
4.375%, due 10/15/29 (c)		25,000		23,281
Sensata Technologies, Inc.
3.750%, due 02/15/31 (c)		20,000		18,525
Standard Industries, Inc.
3.375%, due 01/15/31 (c)		25,000		22,000
Stevens Holding Co., Inc.
6.125%, due 10/01/26 (c)		25,000		25,625
The Boeing Co.
5.040%, due 05/01/27		265,000		278,508
2.950%, due 02/01/30		130,000		120,430
5.150%, due 05/01/30		615,000		654,341
TransDigm, Inc.
6.250%, due 03/15/26 (c)		50,000		51,313
5.500%, due 11/15/27		60,000		59,550
Vertiv Group Corp.
4.125%, due 11/15/28 (c)		30,000		27,188
Weekley Homes LLC
4.875%, due 09/15/28 (c)		25,000		23,031
WRKCo, Inc.
3.750%, due 03/15/25		125,000		126,680
				4,148,520
Technology - 1.1%
Apple, Inc.
0.875%, due 05/24/25	EUR	215,000		239,236
Broadcom, Inc.
3.500%, due 02/15/41 (c)		$285,000		252,297
Castle US Holding Corp.
9.500%, due 02/15/28 (c)		25,000		24,719
CDW LLC
4.250%, due 04/01/28		165,000		161,906
3.250%, due 02/15/29		25,000		22,969
Clarivate Science Holdings Corp.
4.875%, due 07/01/29 (c)		55,000		51,700
Condor Merger Sub, Inc.
7.375%, due 02/15/30 (c)		25,000		23,875
Consensus Cloud Solutions, Inc.
6.500%, due 10/15/28 (c)		25,000		24,812
Dell International LLC
8.350%, due 07/15/46		110,000		161,284
Fidelity National Information Services, Inc.
1.500%, due 05/21/27	EUR	210,000		230,929
1.000%, due 12/03/28	EUR	100,000		105,349
Fiserv, Inc.
1.125%, due 07/01/27	EUR	100,000		108,018
Minerva Merger Sub, Inc.
6.500%, due 02/15/30 (c)		$85,000		82,450
MSCI, Inc.
3.625%, due 09/01/30 (c)		390,000		366,600
3.875%, due 02/15/31 (c)		155,000		146,862
3.625%, due 11/01/31 (c)		166,000		156,040
3.250%, due 08/15/33 (c)		80,000		71,900
NCR Corp.
5.125%, due 04/15/29 (c)		25,000		23,937
NetApp, Inc.
1.875%, due 06/22/25		130,000		124,317
NXP BV
3.875%, due 06/18/26 (c)		250,000		250,391
Oracle Corp.
3.600%, due 04/01/50		150,000		124,455
3.950%, due 03/25/51		106,000		92,657
Playtika Holding Corp.
4.250%, due 03/15/29 (c)		25,000		23,094
Qorvo, Inc.
1.750%, due 12/15/24 (c)		50,000		47,500
Rackspace Technology Global, Inc.
5.375%, due 12/01/28 (c)		5,000		4,325
Twilio, Inc.
3.625%, due 03/15/29		90,000		84,825
3.875%, due 03/15/31		125,000		116,094
Veritas US, Inc.
7.500%, due 09/01/25 (c)		25,000		23,625
Virtusa Corp.
7.125%, due 12/15/28 (c)		25,000		23,313
Ziff Davis, Inc.
4.625%, due 10/15/30 (c)		61,000		57,874
				3,227,353
Utilities - 1.1%
Calpine Corp.
5.125%, due 03/15/28 (c)		40,000		38,050
4.625%, due 02/01/29 (c)		15,000		13,800
Clearway Energy Operating LLC
4.750%, due 03/15/28 (c)		25,000		25,062
Dominion Energy, Inc.
4.650%, due 06/15/25 (5 Year CMT Rate + 2.993%) (b)		180,000		178,425
DPL, Inc.
4.125%, due 07/01/25		270,000		266,625
Duke Energy Carolinas LLC
4.250%, due 12/15/41		10,000		10,446
3.750%, due 06/01/45		31,000		30,273
3.700%, due 12/01/47		10,000		9,930
3.950%, due 03/15/48		9,000		9,333
3.550%, due 03/15/52		40,000		39,341
Duke Energy Corp.
4.875%, due 03/16/25 (5 Year CMT Rate + 3.388%) (b)		150,000		151,688
Duke Energy Florida LLC
4.200%, due 07/15/48		38,000		40,329
Duke Energy Indiana LLC
3.250%, due 10/01/49		53,000		48,055
Duke Energy Progress LLC
4.100%, due 03/15/43		11,000		11,286
Entergy Arkansas LLC
4.200%, due 04/01/49		91,000		96,860
Essential Utilities, Inc.
2.704%, due 04/15/30		140,000		130,677
Exelon Corp.
4.100%, due 03/15/52 (c)		35,000		35,419
FirstEnergy Corp.
4.400%, due 07/15/27		180,000		180,674
7.375%, due 11/15/31		320,000		394,034
Mercury Chile Holdco LLC
6.500%, due 01/24/27 (c)		200,000		192,000
Monongahela Power Co.
5.400%, due 12/15/43 (c)		85,000		96,675
NextEra Energy Capital Holdings, Inc.
5.650%, due 05/01/79 (3 Month U.S. LIBOR + 3.156%) (b)		110,000		113,575
NRG Energy, Inc.
3.625%, due 02/15/31 (c)		60,000		52,650
Pacific Gas and Electric Co.
1.367%, due 03/10/23		85,000		83,522
2.500%, due 02/01/31		145,000		124,040
Pike Corp.
5.500%, due 09/01/28 (c)		95,000		89,181
South Jersey Industries, Inc.
5.020%, due 04/15/31		139,000		141,634
The AES Corp.
3.950%, due 07/15/30 (c)		30,000		29,705
The Brooklyn Union Gas Co.
4.487%, due 03/04/49 (c)		120,000		120,864
The Southern Co.
4.000%, due 01/15/51 (5 Year CMT Rate + 3.733%) (b)		130,000		125,965
3.750%, due 09/15/51 (5 Year CMT Rate + 2.915%) (b)		140,000		128,479
Vistra Operations Co. LLC
5.625%, due 02/15/27 (c)		25,000		25,000
				3,033,597
Total Corporate Bonds (Cost $55,634,562)				53,116,901

FOREIGN BONDS - 20.8%
Argentina - 0.1%
Banco Macro SA
6.643%, due 11/04/26 (5 Year USD Swap Rate + 5.463%) (b)		250,000		206,562
Australia - 0.8%
Asian Development Bank
3.000%, due 10/14/26	AUD	130,000		96,578
Australia Government Bond
0.250%, due 11/21/24	AUD	455,000		324,087
0.500%, due 09/21/26	AUD	155,000		105,913
FMG Resources August 2006 Pty Ltd.
4.375%, due 04/01/31 (c)		$710,000		670,063
Inter-American Development Bank
2.750%, due 10/30/25	AUD	115,000		85,353
2.700%, due 01/29/26	AUD	135,000		98,940
New South Wales Treasury Corp.
1.000%, due 02/08/24	AUD	580,000		426,710
1.250%, due 03/20/25	AUD	325,000		234,657
Nufarm Australia Ltd.
5.000%, due 01/27/30 (c)		$20,000		19,700
Queensland Treasury Corp.
4.250%, due 07/21/23 (c)	AUD	180,000		139,493
Westpac Banking Corp.
3.020%, due 11/18/36 (5 Year CMT Rate + 1.530%) (b)		$140,000		123,793
				2,325,287
Austria - 0.0% (f)
Republic of Austria Government Bond
0.500%, due 02/20/29 (c)	EUR	140,000		152,522
Bermuda - 0.1%
Digicel Group Holdings Ltd.
8.000%, due 04/01/25 (c)		$66,296		58,208
7.000%, due 12/29/49 (c)		92,318		73,392
NCL Corp Ltd.
5.875%, due 02/15/27 (c)		30,000		29,550
7.750%, due 02/15/29 (c)(a)		25,000		25,125
Triton Container International Ltd.
3.250%, due 03/15/32		120,000		110,411
Viking Cruises Ltd.
13.000%, due 05/15/25 (c)		10,000		11,012
5.875%, due 09/15/27 (c)		90,000		81,675
Weatherford International Ltd.
6.500%, due 09/15/28 (c)		30,000		30,825
8.625%, due 04/30/30 (c)		25,000		25,344
				445,542
Brazil - 0.8%
Banco do Estado do Rio Grande do Sul SA
5.375%, due 01/28/31 (5 Year CMT Rate + 4.928%) (c)(a)(b)		200,000		188,598
Brazilian Government International Bond
3.750%, due 09/12/31		200,000		180,750
5.625%, due 02/21/47 (a)		500,000		472,500
Globo Comunicacao e Participacoes SA
5.500%, due 01/14/32 (c)		200,000		179,750
Itau Unibanco Holding SA
3.875%, due 04/15/31 (5 Year CMT Rate + 3.446%) (b)		200,000		188,750
Natura Cosmeticos SA
4.125%, due 05/03/28 (c)		200,000		192,500
Nota do Tesouro Nacional
10.000%, due 01/01/23	BRL	920		189,633
10.000%, due 01/01/25	BRL	2,670		541,646
Simpar Finance Sarl
10.750%, due 02/12/28 (c)	BRL	590,000		102,530
				2,236,657
Britain - 1.2%
Barclays PLC
4.375%, Perpetual (5 Year CMT Rate + 3.410%) (b)		$200,000		176,250
BP Capital Markets PLC
1.000%, due 04/28/23	GBP	100,000		135,786
European Investment Bank
0.399%, due 06/29/23 (SONIA Rate + 0.350%) (b)	GBP	200,000		263,623
Lloyds Banking Group PLC
7.500%, Perpetual (5 Year USD Swap Rate + 4.496%) (b)		$200,000		214,000
MARB BondCo PLC
3.950%, due 01/29/31 (c)		400,000		350,737
NatWest Group PLC
6.000%, Perpetual (5 Year CMT Rate + 5.625%) (b)		200,000		204,500
Royalty Pharma PLC
3.300%, due 09/02/40		145,000		123,307
United Kingdom Gilt
0.500%, due 07/22/22	GBP	165,000		216,665
0.125%, due 01/31/24	GBP	105,000		134,733
0.250%, due 01/31/25	GBP	75,000		95,223
Vedanta Resources Finance II PLC
9.250%, due 04/23/26 (c)		$200,000		173,000
Vedanta Resources Ltd.
6.125%, due 08/09/24		200,000		175,000
Virgin Media Finance PLC
5.000%, due 07/15/30 (c)		200,000		189,000
Virgin Media Secured Finance PLC
5.500%, due 05/15/29 (c)		276,000		271,860
4.500%, due 08/15/30 (c)		200,000		184,964
Vmed O2 UK Financing I PLC
3.250%, due 01/31/31 (c)	EUR	150,000		152,628
4.250%, due 01/31/31 (c)		$415,000		377,650
				3,438,926
Canada - 2.4%
1011778 BC ULC
3.875%, due 01/15/28 (c)		182,000		172,445
3.500%, due 02/15/29 (c)		136,000		125,800
4.000%, due 10/15/30 (c)		556,000		502,485
Air Canada
4.000%, due 07/01/25		100,000		145,878
Bank of Montreal
3.803%, due 12/15/32 (5 Year USD Swap Rate + 1.432%) (b)		130,000		128,212
Bausch Health Cos., Inc.
6.125%, due 02/01/27 (c)		20,000		20,075
6.250%, due 02/15/29 (c)		25,000		20,562
5.250%, due 01/30/30 (c)		25,000		19,625
Baytex Energy Corp.
8.750%, due 04/01/27 (c)		25,000		26,844
Canada Housing Trust No 1
1.950%, due 12/15/25 (c)	CAD	295,000		230,193
1.250%, due 06/15/26 (c)	CAD	260,000		196,794
Canadian Government Bond
1.500%, due 09/01/24	CAD	240,000		188,431
2.250%, due 12/01/29	CAD	310,000		246,618
Cenovus Energy, Inc.
3.500%, due 02/07/28	CAD	100,000		77,704
5.250%, due 06/15/37		$44,000		47,715
6.750%, due 11/15/39		434,000		537,075
5.400%, due 06/15/47		154,000		172,288
CPPIB Capital, Inc.
2.250%, due 12/01/31 (c)	CAD	145,000		107,931
Enbridge, Inc.
3.125%, due 11/15/29		$175,000		169,847
Garda World Security Corp.
6.000%, due 06/01/29 (c)		55,000		49,500
GFL Environmental, Inc.
4.000%, due 08/01/28 (c)		25,000		22,906
Hudbay Minerals, Inc.
4.500%, due 04/01/26 (c)		25,000		24,281
Intelligent Packaging Ltd. Finco, Inc.
6.000%, due 09/15/28 (c)		25,000		24,656
International Bank for Reconstruction & Development
1.900%, due 01/16/25	CAD	260,000		203,843
1.800%, due 01/19/27	CAD	145,000		110,865
Mattamy Group Corp.
4.625%, due 03/01/30 (c)		$45,000		41,963
MEG Energy Corp.
7.125%, due 02/01/27 (c)		45,000		47,025
5.875%, due 02/01/29 (c)		10,000		10,137
Ontario Teachers' Finance Trust
0.375%, due 09/29/23 (c)		250,000		242,928
Open Text Corp.
3.875%, due 02/15/28 (c)		25,000		23,875
Parkland Corp.
4.500%, due 10/01/29 (c)		40,000		36,900
Province of Ontario Canada
2.900%, due 06/02/28	CAD	275,000		219,921
1.350%, due 12/02/30	CAD	1,455,000		1,011,208
3.450%, due 06/02/45	CAD	195,000		158,691
Province of Quebec Canada
3.000%, due 09/01/23	CAD	325,000		262,755
1.500%, due 12/15/23	GBP	105,000		137,402
0.200%, due 04/07/25	EUR	200,000		217,344
Rogers Communications, Inc.
5.000%, due 12/17/81 (5 Year Canada Government Bond Rate + 3.575%) (b)	CAD	110,000		84,140
Royal Bank of Canada
4.200%, Perpetual (5 Year Canada Government Bond Rate + 2.710%) (b)	CAD	200,000		156,836
St Marys Cement, Inc.
5.750%, due 01/28/27 (c)		$200,000		211,750
Strathcona Resources Ltd.
6.875%, due 08/01/26 (c)		25,000		25,125
Superior Plus LP
4.500%, due 03/15/29 (c)		55,000		51,425
Taseko Mines Ltd.
7.000%, due 02/15/26 (c)		25,000		25,688
TransCanada PipeLines Ltd.
4.100%, due 04/15/30		310,000		320,311
				6,857,997
Cayman Islands - 0.3%
Avolon Holdings Funding Ltd.
3.250%, due 02/15/27 (c)		230,000		216,200
Cosan Overseas Ltd.
8.250%, due 02/05/50		100,000		100,250
Global Aircraft Leasing Co. Ltd.
7.250%, due 09/15/24 (c)		48,321		43,912
Gran Tierra Energy International Holdings Ltd.
6.250%, due 02/15/25		200,000		184,250
SA Global Sukuk Ltd.
2.694%, due 06/17/31 (c)		200,000		189,493
Transocean Poseidon Ltd.
6.875%, due 02/01/27 (c)		70,313		69,609
Transocean, Inc.
11.500%, due 01/30/27 (c)		13,000		13,587
				817,301
Chile - 0.5%
CAP SA
3.900%, due 04/27/31 (c)		200,000		181,000
Chile Electricity PEC SpA
0.000%, due 01/25/28 (c)		200,000		150,787
Chile Government International Bond
3.100%, due 05/07/41		600,000		529,790
Empresa Electrica Angamos SA
4.875%, due 05/25/29		130,400		121,898
Empresa Electrica Cochrane SpA
5.500%, due 05/14/27		158,480		151,948
Guacolda Energia SA
4.560%, due 04/30/25		400,000		131,000
Inversiones Latin America Power Ltd.
5.125%, due 06/15/33 (c)		198,244		160,578
				1,427,001
China - 0.4%
China Government Bond
2.880%, due 11/05/23	CNY	2,980,000		473,861
1.990%, due 04/09/25	CNY	2,720,000		422,316
2.690%, due 08/12/26	CNY	910,000		144,150
				1,040,327
Colombia - 1.0%
Colombia Government International Bond
3.125%, due 04/15/31		$200,000		169,404
3.250%, due 04/22/32		405,000		339,436
5.000%, due 06/15/45		200,000		168,116
4.125%, due 05/15/51		200,000		151,509
Colombian TES
10.000%, due 07/24/24	COP	1,310,000,000		355,713
6.250%, due 11/26/25	COP	750,000,000		179,721
7.500%, due 08/26/26	COP	770,000,000		190,296
Ecopetrol SA
5.375%, due 06/26/26		$45,000		45,562
6.875%, due 04/29/30		145,000		152,613
4.625%, due 11/02/31		140,000		126,875
5.875%, due 05/28/45		95,000		83,244
5.875%, due 11/02/51		300,000		256,125
Empresas Publicas de Medellin ESP
4.375%, due 02/15/31		400,000		342,967
Oleoducto Central SA
4.000%, due 07/14/27		200,000		187,731
				2,749,312
Dominican Republic - 0.1%
Dominican Republic International Bond
6.000%, due 02/22/33 (c)		150,000		146,437
5.875%, due 01/30/60		150,000		127,688
				274,125
France - 0.4%
BNP Paribas SA
4.625%, due 08/25/31 (5 Year CMT Rate + 3.340%) (c)(a)(b)		400,000		359,972
4.500%, Perpetual (5 Year CMT Rate + 2.944%) (c)(a)(b)		200,000		180,500
Credit Agricole SA
7.875%, due 01/29/49 (5 Year USD Swap Rate + 4.898%) (b)(c)		200,000		210,750
Engie SA
0.375%, due 06/21/27	EUR	100,000		104,328
Societe Generale SA
8.000%, Perpetual (5 Year ICE Mid-Market Swap Rate + 5.873%) (b)(c)		$200,000		215,500
TotalEnergies Capital International SA
3.386%, due 06/29/60		135,000		123,823
				1,194,873
Germany - 0.1%
Deutsche Bank AG
6.000%, Perpetual (5 Year CMT Rate + 4.524%) (b)		200,000		195,000
E.ON SE
0.375%, due 09/29/27	EUR	65,000		68,097
				263,097
Greece - 0.3%
Hellenic Republic Government Bond
2.000%, due 04/22/27 (c)	EUR	230,000		259,884
1.500%, due 06/18/30 (c)	EUR	205,000		211,051
4.200%, due 01/30/42	EUR	190,000		274,508
				745,443
India - 0.2%
Adani Green Energy UP Ltd.
6.250%, due 12/10/24 (c)		$200,000		204,750
Adani International Container Terminal Pvt Ltd.
3.000%, due 02/16/31		192,000		171,360
Indian Railway Finance Corp. Ltd.
3.249%, due 02/13/30 (c)		200,000		188,029
NTPC Ltd.
7.250%, due 05/03/22	INR	10,000,000		131,895
				696,034
Indonesia - 1.5%
Indonesia Asahan Aluminium Persero PT
4.750%, due 05/15/25 (c)		$225,000		229,782
Indonesia Government International Bond
2.625%, due 06/14/23 (c)	EUR	250,000		281,683
2.150%, due 07/18/24 (c)	EUR	150,000		168,632
3.850%, due 10/15/30 (a)		$200,000		209,499
1.100%, due 03/12/33	EUR	100,000		96,334
3.700%, due 10/30/49		$200,000		192,489
3.050%, due 03/12/51		200,000		180,757
Indonesia Treasury Bond
6.500%, due 06/15/25	IDR	6,493,000,000		470,887
8.375%, due 09/15/26	IDR	1,606,000,000		123,683
7.000%, due 05/15/27	IDR	2,030,000,000		148,139
6.125%, due 05/15/28	IDR	1,631,000,000		112,242
9.000%, due 03/15/29	IDR	1,457,000,000		114,277
8.750%, due 05/15/31	IDR	3,000,000,000		235,989
6.375%, due 04/15/32	IDR	6,625,000,000		448,540
6.625%, due 05/15/33	IDR	1,779,000,000		121,102
7.500%, due 06/15/35	IDR	1,015,000,000		72,451
7.500%, due 05/15/38	IDR	1,447,000,000		102,804
Perusahaan Penerbit SBSN Indonesia III
4.150%, due 03/29/27 (c)		$200,000		210,750
2.550%, due 06/09/31 (c)		200,000		190,750
3.800%, due 06/23/50		200,000		194,500
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.125%, due 05/15/27 (c)		250,000		252,500
				4,157,790
Ireland - 0.2%
C&W Senior Financing DAC
6.875%, due 09/15/27		200,000		198,000
Ireland Government Bond
3.400%, due 03/18/24	EUR	120,000		141,499
1.100%, due 05/15/29	EUR	45,000		50,872
Johnson Controls International PLC
0.375%, due 09/15/27	EUR	100,000		103,514
LCPR Senior Secured Financing DAC
5.125%, due 07/15/29 (c)		$200,000		190,250
				684,135
Israel - 0.1%
Israel Electric Corp. Ltd.
6.875%, due 06/21/23 (c)		200,000		208,369
3.750%, due 02/22/32 (c)		200,000		194,000
				402,369
Italy - 0.4%
Intesa Sanpaolo SpA
4.198%, due 06/01/32 (1 Year CMT Rate + 2.600%) (b)(c)		200,000		174,934
7.700%, due 12/29/49 (5 Year USD Swap Rate + 5.462%) (b)(c)		200,000		209,000
Italy Buoni Poliennali Del Tesoro
1.850%, due 07/01/25 (c)	EUR	410,000		467,342
Republic of Italy Government International Bond
1.250%, due 02/17/26		$200,000		183,754
				1,035,030
Japan - 0.3%
Japan Government Five Year Bond
0.100%, due 06/20/25	JPY	101,850,000		840,024
Jersey - 0.2%
Galaxy Pipeline Assets Bidco Ltd.
2.160%, due 03/31/34 (c)		$192,172		177,130
2.625%, due 03/31/36		300,000		268,569
				445,699
Liberia - 0.2%
Royal Caribbean Cruises Ltd.
9.125%, due 06/15/23 (c)		10,000		10,400
4.250%, due 07/01/26 (c)		240,000		223,200
5.500%, due 04/01/28 (c)		295,000		281,725
				515,325
Luxembourg - 1.2%
Allergan Funding SCS
1.250%, due 06/01/24	EUR	100,000		108,565
2.625%, due 11/15/28	EUR	100,000		112,196
ArcelorMittal SA
4.550%, due 03/11/26		$20,000		20,575
7.000%, due 10/15/39		25,000		29,500
Atento Luxco 1 SA
8.000%, due 02/10/26 (c)		100,000		101,000
Becton Dickinson Euro Finance Sarl
1.208%, due 06/04/26	EUR	245,000		268,856
DH Europe Finance II Sarl
0.450%, due 03/18/28	EUR	410,000		428,332
Endo Luxembourg Finance Co. I Sarl
6.125%, due 04/01/29 (c)		$30,000		27,225
EverArc Escrow Sarl
5.000%, due 10/30/29 (c)		60,000		54,600
FS Luxembourg Sarl
10.000%, due 12/15/25 (c)		200,000		208,976
Gilex Holding Sarl
8.500%, due 05/02/23 (c)		150,000		149,813
Intelsat Jackson Holdings SA
6.500%, due 03/15/30 (c)		30,000		30,000
JBS Finance Luxembourg Sarl
3.625%, due 01/15/32 (c)		200,000		182,750
Kenbourne Invest SA
4.700%, due 01/22/28 (c)		200,000		175,044
MC Brazil Downstream Trading Sarl
7.250%, due 06/30/31 (c)		200,000		184,000
Mexico Remittances Funding Fiduciary Estate Management Sarl
4.875%, due 01/15/28 (c)		200,000		156,000
Millicom International Cellular SA
4.500%, due 04/27/31 (c)		200,000		186,250
Petrorio Luxembourg Trading Sarl
6.125%, due 06/09/26 (c)		200,000		199,750
Rede D'or Finance Sarl
4.950%, due 01/17/28 (c)		200,000		195,500
Simpar Europe SA
5.200%, due 01/26/31		200,000		179,570
Swiss Insured Brazil Power Finance Sarl
9.850%, due 07/16/32 (c)	BRL	1,838,362		355,235
Telecom Italia Capital SA
6.375%, due 11/15/33		$25,000		23,875
Trinseo Materials Operating SCA
5.125%, due 04/01/29 (c)		20,000		18,350
				3,395,962
Malaysia - 0.5%
Malaysia Government Bond
4.059%, due 09/30/24	MYR	875,000		213,862
3.882%, due 03/14/25	MYR	805,000		195,207
3.900%, due 11/30/26	MYR	360,000		87,363
3.899%, due 11/16/27	MYR	975,000		235,855
3.733%, due 06/15/28	MYR	400,000		94,791
3.844%, due 04/15/33	MYR	980,000		225,999
3.828%, due 07/05/34	MYR	360,000		82,058
Malaysia Wakala Sukuk Bhd
2.070%, due 04/28/31		$250,000		235,312
				1,370,447
Mexico - 1.2%
Banco Actinver SA
9.500%, due 12/18/32 (c)	MXN	3,000,000		111,708
Becle SAB de CV
2.500%, due 10/14/31 (c)		$205,000		182,056
Braskem Idesa SAPI
6.990%, due 02/20/32 (c)		200,000		195,820
Cemex SAB de CV
3.875%, due 07/11/31 (c)		200,000		182,250
Mexican Bonos
6.750%, due 03/09/23	MXN	43,600		217,487
5.750%, due 03/05/26	MXN	48,300		222,115
7.500%, due 06/03/27	MXN	110,200		545,875
7.750%, due 05/29/31	MXN	71,000		353,723
Mexico Government International Bond
2.659%, due 05/24/31		$200,000		181,899
3.500%, due 02/12/34		350,000		329,049
4.280%, due 08/14/41		650,000		610,732
Petroleos Mexicanos
6.750%, due 09/21/47		200,000		162,539
Total Play Telecomunicaciones SA de CV
7.500%, due 11/12/25 (c)		205,000		197,569
Unifin Financiera SAB de CV
8.875%, due 07/29/25 (5 Year CMT Rate + 6.308%) (b)		200,000		64,000
				3,556,822
Netherlands - 0.9%
Airbus SE
1.625%, due 06/09/30	EUR	100,000		111,885
BMW Finance NV
1.000%, due 11/14/24	EUR	75,000		83,376
BNG Bank NV
0.250%, due 06/07/24	EUR	120,000		132,242
Braskem Netherlands Finance BV
5.875%, due 01/31/50 (c)		$200,000		198,000
Diamond BC BV
4.625%, due 10/01/29 (c)		25,000		22,312
Greenko Dutch BV
3.850%, due 03/29/26 (c)		197,000		187,150
ING Groep NV
4.250%, Perpetual (5 Year CMT Rate + 2.862%) (b)		200,000		169,963
5.750%, Perpetual (5 Year CMT Rate + 4.342%) (b)		200,000		200,750
Minejesa Capital BV
4.625%, due 08/10/30		400,000		378,916
5.625%, due 08/10/37		200,000		182,250
Petrobras Global Finance BV
6.900%, due 03/19/49		175,000		173,469
6.750%, due 06/03/50		200,000		194,250
5.500%, due 06/10/51		100,000		86,000
VTR Finance NV
6.375%, due 07/15/28 (c)		200,000		193,250
6.375%, due 07/15/28		200,000		193,250
				2,507,063
New Zealand - 0.6%
International Bank for Reconstruction & Development
2.875%, due 11/30/26	NZD	155,000		104,034
International Finance Corp.
0.375%, due 09/10/25	NZD	250,000		155,341
New Zealand Government Bond
5.500%, due 04/15/23	NZD	60,000		42,867
0.500%, due 05/15/24	NZD	985,000		649,117
0.500%, due 05/15/26	NZD	645,000		402,260
4.500%, due 04/15/27	NZD	70,000		51,559
New Zealand Local Government Funding Agency Bond
1.500%, due 04/15/26	NZD	155,000		98,649
4.500%, due 04/15/27	NZD	270,000		193,718
				1,697,545
Norway - 0.7%
Aker BP ASA
3.750%, due 01/15/30 (c)		$185,000		181,069
European Investment Bank
1.500%, due 05/12/22	NOK	1,300,000		147,700
1.750%, due 03/13/25	NOK	290,000		32,166
Nordea Eiendomskreditt AS
1.670%, due 06/21/23 (3 Month NIBOR + 0.300%) (b)	NOK	1,000,000		113,916
1.760%, due 06/19/24 (3 Month NIBOR + 0.340%) (b)	NOK	1,000,000		114,052
Nordic Investment Bank
1.875%, due 04/10/24	NOK	980,000		110,233
Norway Government Bond
2.000%, due 05/24/23 (c)	NOK	5,770,000		658,017
1.750%, due 03/13/25 (c)	NOK	2,190,000		244,003
1.500%, due 02/19/26 (c)	NOK	1,625,000		177,673
1.750%, due 02/17/27 (c)	NOK	890,000		97,352
				1,876,181
Panama - 0.4%
Carnival Corp.
5.750%, due 03/01/27 (c)		$360,000		341,550
6.000%, due 05/01/29 (c)		25,000		23,500
Panama Government International Bond
2.252%, due 09/29/32		200,000		177,000
4.300%, due 04/29/53		300,000		286,875
UEP Penonome II SA
6.500%, due 10/01/38		192,383		192,864
				1,021,789
Peru - 0.4%
Banco de Credito del Peru S.A.
3.125%, due 07/01/30 (5 Year CMT Rate + 3.000%) (b)		400,000		374,426
Banco Internacional del Peru SAA Interbank
4.000%, due 07/08/30 (1 Year CMT Rate + 3.711%) (b)		350,000		336,000
Hunt Oil Co of Peru LLC Sucursal Del Peru
6.375%, due 06/01/28		191,600		191,121
Petroleos Del Peru
4.750%, due 06/19/32		200,000		179,250
				1,080,797
Philippines - 0.4%
Philippine Government International Bond
0.875%, due 05/17/27	EUR	385,000		405,857
1.648%, due 06/10/31		$250,000		222,315
6.250%, due 01/14/36	PHP	5,000,000		104,086
3.700%, due 03/01/41		$200,000		194,000
3.700%, due 02/02/42		200,000		193,144
				1,119,402
Portugal - 0.2%
Portugal Obrigacoes do Tesouro OT
0.700%, due 10/15/27 (c)	EUR	85,000		93,319
0.475%, due 10/18/30 (c)	EUR	460,000		478,625
				571,944
Puerto Rico - 0.1%
Popular, Inc.
6.125%, due 09/14/23		$380,000		391,325
Qatar - 0.1%
Qatar Energy
2.250%, due 07/12/31		200,000		182,580
Qatar Government International Bond
4.000%, due 03/14/29 (c)		200,000		213,249
				395,829
Saudi Arabia - 0.3%
Saudi Arabian Oil Co.
4.250%, due 04/16/39 (c)		200,000		203,706
4.375%, due 04/16/49 (c)		200,000		203,800
Saudi Government International Bond
2.250%, due 02/02/33		500,000		460,410
				867,916
Singapore - 0.7%
DBS Group Holdings Ltd.
1.822%, due 03/10/31 (5 Year CMT Rate + 1.100%) (b)		200,000		186,692
LLPL Capital Pte Ltd.
6.875%, due 02/04/39 (c)		261,510		260,203
Medco Oak Tree Pte Ltd.
7.375%, due 05/14/26 (c)		220,000		221,650
Oversea-Chinese Banking Corp. Ltd.
1.832%, due 09/10/30 (5 Year CMT Rate + 1.580%) (b)(c)		500,000		468,551
Singapore Government Bond
1.750%, due 04/01/22	SGD	485,000		357,841
2.375%, due 06/01/25	SGD	165,000		122,806
Temasek Financial I Ltd.
1.000%, due 10/06/30 (c)		$ 400,000		343,485
				1,961,228
South Africa - 0.1%
Republic of South Africa Government International Bond
4.300%, due 10/12/28		200,000		193,497
South Korea - 0.3%
KT Corp.
2.500%, due 07/18/26		200,000		195,264
LG Chem Ltd.
2.375%, due 07/07/31 (c)		200,000		179,983
Shinhan Financial Group Co. Ltd.
2.875%, Perpetual (5 Year CMT Rate + 2.064%) (b)(c)		400,000		364,000
The Korea Development Bank
1.625%, due 01/19/31		200,000		177,607
				916,854
Spain - 0.3%
AI Candelaria Spain SA
7.500%, due 12/15/28		250,000		245,625
Banco Santander SA
4.750%, Perpetual (5 Year CMT Rate + 3.753%) (b)		200,000		185,379
Cellnex Telecom SA
1.875%, due 06/26/29	EUR	100,000		100,253
0.750%, due 11/20/31	EUR	100,000		95,049
Spain Government Bond
0.250%, due 07/30/24 (c)	EUR	170,000		188,148
0.800%, due 07/30/27 (c)	EUR	170,000		186,926
				1,001,380
Sweden - 0.1%
Sweden Government International Bond
0.125%, due 04/24/23 (c)	EUR	225,000		249,500
Switzerland - 0.3%
Credit Suisse Group AG
5.100%, Perpetual (5 Year CMT Rate + 3.293%) (c)(a)(b)		$200,000		184,154
6.375%, Perpetual (5 Year CMT Rate + 4.822%) (c)(a)(b)		200,000		197,750
UBS Group AG
3.875%, due 12/02/26 (5 Year CMT Rate + 3.098%) (b)(c)		200,000		184,898
4.375%, Perpetual (5 Year CMT Rate + 3.313%) (b)(c)		200,000		180,618
				747,420
Thailand - 0.1%
Kasikornbank PCL
5.275%, Perpetual (5 Year CMT Rate + 4.940%) (b)		400,000		389,264
United Arab Emirates - 0.3%
Abu Dhabi Government International Bond
3.125%, due 04/16/30 (c)		400,000		408,168
1.700%, due 03/02/31 (c)		185,000		168,650
3.875%, due 04/16/50 (c)		200,000		209,270
				786,088
Total Foreign Bonds (Cost $62,924,425)				59,049,631

BANK LOANS - 8.0% (b)
1011778 BC ULC
2.207%, due 11/13/26 (1 Month U.S. LIBOR + 1.750%)		815,579		799,520
AAdvantage Loyalty IP Ltd.
5.500%, due 04/20/28 (3 Month U.S. LIBOR + 4.750%)		130,000		131,950
Abe Investment Holdings, Inc.
5.063%, due 02/19/26 (3 Month U.S. LIBOR + 4.500%)		38,664		38,503
Access CIG LLC
3.959%, due 02/27/25 (1 Month U.S. LIBOR + 3.750%)		43,851		43,270
Acrisure LLC
4.750%, due 02/15/27 (3 Month U.S. LIBOR + 4.250%)		99,750		99,501
Acrisure LLC
3.724%, due 02/16/27 (3 Month U.S. LIBOR + 3.500%)		133,999		132,380
ADMI Corp.
4.000%, due 12/23/27 (1 Month U.S. LIBOR + 3.500%)		69,650		68,990
AECOM
2.197%, due 04/13/28 (1 Month U.S. LIBOR + 1.750%)		323,537		323,739
Air Canada
4.250%, due 08/11/28 (6 Month U.S. LIBOR + 3.500%)		360,000		356,999
Allied Universal Holdco LLC
4.250%, due 05/12/28 (1 Month U.S. LIBOR + 3.750%)		242,283		238,886
AP Core Holdings II LLC
6.250%, due 07/21/27 (1 Month U.S. LIBOR + 5.500%)		136,500		136,073
AP Core Holdings II LLC
6.250%, due 09/30/27 (1 Month U.S. LIBOR + 5.500%)		100,000		99,750
APX Group, Inc.
4.000%, due 07/10/28 (1 Month U.S. LIBOR + 3.500%)		69,812		68,964
6.000%, due 07/10/28 (Prime + 2.500%)		13		13
Aramark Services, Inc.
1.959%, due 03/11/25 (1 Month U.S. LIBOR + 1.750%)		205,000		201,617
Ascend Learning LLC
4.000%, due 11/18/28 (3 Month U.S. LIBOR + 3.500%)		224,438		222,249
Astra Acquisition Corp.
5.750%, due 10/22/28 (1 Month U.S. LIBOR + 5.250%)		209,475		203,845
Asurion LLC
3.459%, due 07/30/27 (1 Month U.S. LIBOR + 3.250%)		178,647		175,297
Asurion LLC
5.707%, due 01/19/29 (1 Month U.S. LIBOR + 5.250%)		130,000		127,278
AthenaHealth Group, Inc.
4.000%, due 01/14/27 (SOFR Rate + 3.500%)		33,739		33,444
AthenaHealth Group, Inc.
4.000%, due 01/26/29 (1 Month SOFR Rate + 3.500%)		198,812		197,072
Avantor Funding, Inc.
2.750%, due 11/08/27 (3 Month U.S. LIBOR + 2.250%)		383,075		380,681
Avaya, Inc.
4.647%, due 12/15/27 (1 Month U.S. LIBOR + 4.250%)		22,161		22,050
Aveanna Healthcare LLC
4.250%, due 06/30/28 (1 Month U.S. LIBOR + 3.750%)		113,301		110,511
Aveanna Healthcare LLC
4.250%, due 06/30/28 (1 Month U.S. LIBOR + 3.750%)		26,415		25,765
Aventiv Technologies LLC
5.506%, due 06/20/24 (3 Month U.S. LIBOR + 4.500%)		47,635		45,492
Avis Budget Car Rental LLC
4.000%, due 03/15/29 (1 Month SOFR Rate + 3.500%)		110,000		109,381
Bally's Corp.
3.750%, due 08/06/28 (1 Month U.S. LIBOR + 3.250%)		99,750		99,337
Berry Global, Inc.
2.071%, due 07/01/26 (2 Month U.S. LIBOR + 1.750%)		440,100		434,667
Blackhawk Network Holdings, Inc.
3.457%, due 06/16/25 (1 Month U.S. LIBOR + 3.000%)		107,123		105,329
Brown Group Holding LLC
3.506%, due 06/07/28 (3 Month U.S. LIBOR + 2.500%)		104,091		102,898
Burlington Coat Factory Warehouse Corp.
2.460%, due 06/26/28 (1 Month U.S. LIBOR + 2.000%)		188,575		186,532
Camelot US Acquisition LLC
4.000%, due 10/30/26 (1 Month U.S. LIBOR + 3.000%)		108,625		107,856
Carnival Corp.
3.750%, due 06/30/25 (6 Month U.S. LIBOR + 3.000%)		317,602		309,900
Carnival Corp.
4.000%, due 10/31/28 (6 Month U.S. LIBOR + 3.250%)		279,300		273,714
Castle US Holding Corp.
4.207%, due 01/27/27 (1 Month U.S. LIBOR + 3.750%)		142,614		138,202
Cengage Learning, Inc.
5.750%, due 07/14/26 (6 Month U.S. LIBOR + 4.750%)		154,163		153,123
Charter Communications Operating LLC
1.960%, due 02/01/27 (1 Month U.S. LIBOR + 1.750%)		486,063		482,656
Charter Next Generation, Inc.
4.500%, due 12/01/27 (1 Month U.S. LIBOR + 3.750%)		69,300		69,008
CHG Healthcare Services, Inc.
4.506%, due 10/31/28 (3 Month U.S. LIBOR + 3.500%)		109,450		108,629
CHG PPC Parent LLC
3.500%, due 12/29/28 (1 Month U.S. LIBOR + 3.000%)		95,000		92,981
Clarios Global LP
3.707%, due 04/30/26 (1 Month U.S. LIBOR + 3.250%)		548,645		542,609
Clean Harbors, Inc.
2.209%, due 09/30/28 (1 Month U.S. LIBOR + 2.000%)		99,750		99,002
ClubCorp Holdings, Inc.
3.756%, due 08/16/24 (3 Month U.S. LIBOR + 2.750%)		24,171		23,020
Cornerstone OnDemand, Inc.
4.250%, due 10/31/28 (6 Month U.S. LIBOR + 3.750%)		185,000		183,497
CP Atlas Buyer, Inc.
4.250%, due 11/23/27 (1 Month U.S. LIBOR + 3.750%)		26,897		26,191
CQP Holdco LP
4.756%, due 06/05/28 (3 Month U.S. LIBOR + 3.750%)		181,399		180,761
Cvent, Inc.
4.207%, due 11/29/23 (1 Month U.S. LIBOR + 3.750%)		39,029		38,703
Dcert Buyer, Inc.
4.457%, due 10/16/26 (1 Month U.S. LIBOR + 4.000%)		78,992		78,537
Deerfield Dakota Holding LLC
4.750%, due 04/09/27 (1 Month U.S. LIBOR + 3.750%)		103,187		102,811
Directv Financing LLC
5.750%, due 08/02/27 (1 Month U.S. LIBOR + 5.000%)		58,537		58,548
EAB Global, Inc.
4.000%, due 06/25/28 (1 Month U.S. LIBOR + 3.500%)		169,575		168,134
4.000%, due 06/25/28 (3 Month U.S. LIBOR + 3.500%)		425		421
EG Finco Ltd.
4.224%, due 02/07/25 (3 Month U.S. LIBOR + 4.000%)		27,860		27,481
Embecta Corp.
3.500%, due 02/28/29 (SOFR Rate + 3.000%)		80,000		79,064
Entegris, Inc.
3.050%, due 03/02/29 (SOFR Rate + 3.000%)		72,000		71,925
Envision Healthcare Corp.
4.207%, due 10/10/25 (1 Month U.S. LIBOR + 3.750%)		49,229		32,901
Fertitta Entertainment LLC
4.500%, due 01/31/29 (1 Month SOFR Rate + 4.000%)		170,000		169,374
Filtration Group Corp.
3.209%, due 03/31/25 (1 Month U.S. LIBOR + 3.000%)		119,455		117,918
Finastra USA, Inc.
8.250%, due 06/16/25 (6 Month U.S. LIBOR + 7.250%)		20,000		19,728
First Student Bidco, Inc.
3.500%, due 07/21/28 (3 Month U.S. LIBOR + 3.000%)		123,856		123,013
First Student Bidco, Inc.
3.500%, due 07/21/28 (3 Month U.S. LIBOR + 3.000%)		45,833		45,522
Flex Acquisition Co., Inc.
3.131%, due 06/20/25 (3 Month U.S. LIBOR + 3.000%)		14,695		14,685
Gainwell Acquisition Corp.
5.006%, due 08/17/27 (3 Month U.S. LIBOR + 4.000%)		237,309		237,309
Genesys Cloud Services Holdings II LLC
4.750%, due 12/01/27 (1 Month U.S. LIBOR + 4.000%)		155,969		155,921
4.750%, due 12/01/27 (2 Month U.S. LIBOR + 4.000%)		73,049		73,026
Gogo Intermediate Holdings LLC
4.500%, due 04/28/28 (3 Month U.S. LIBOR + 3.750%)		64,513		64,130
Great Outdoors Group LLC
4.500%, due 03/31/28 (3 Month U.S. LIBOR + 3.750%)		192,570		192,118
H-Food Holdings LLC
4.145%, due 05/17/25 (1 Month U.S. LIBOR + 3.688%)		53,682		51,866
Hilton Grand Vacations Borrower LLC
3.500%, due 07/31/28 (1 Month U.S. LIBOR + 3.000%)		169,487		168,703
Hilton Worldwide Finance LLC
2.207%, due 06/22/26 (1 Month U.S. LIBOR + 1.750%)		160,000		158,593
Hunter Douglas, Inc.
4.000%, due 02/09/29 (3 Month SOFR Rate + 3.500%)		370,000		363,179
ICON Luxembourg Sarl
3.313%, due 07/03/28 (3 Month U.S. LIBOR + 2.250%)		251,423		250,559
Intelsat Jackson Holdings SA
4.920%, due 12/08/28 (6 Month SOFR Rate + 4.250%)		104,738		103,207
ION Trading Finance Ltd.
5.207%, due 03/31/28 (6 Month U.S. LIBOR + 4.750%)		238,200		236,789
Jazz Financing Lux Sarl
4.000%, due 05/05/28 (1 Month U.S. LIBOR + 3.500%)		565,924		564,546
JELD-WEN, Inc.
2.699%, due 07/28/28 (1 Month U.S. LIBOR + 2.250%)		65,000		64,569
KFC Holding Co.
2.218%, due 03/15/28 (1 Month U.S. LIBOR + 1.750%)		374,340		372,117
Kraton Corp.
3.990%, due 11/17/28 (3 Month SOFR Rate + 3.250%)		60,000		59,513
Kronos Acquisition Holdings, Inc.
4.250%, due 12/22/26 (3 Month U.S. LIBOR + 3.750%)		128,375		120,459
Level 3 Financing, Inc.
2.207%, due 03/01/27 (1 Month U.S. LIBOR + 1.750%)		337,328		331,504
LifePoint Health, Inc.
4.197%, due 11/14/25 (1 Month U.S. LIBOR + 3.750%)		99,520		99,090
Lumen Technologies, Inc.
2.707%, due 03/15/27 (1 Month U.S. LIBOR + 2.250%)		488,750		476,495
Lummus Technology Holdings V LLC
3.957%, due 06/30/27 (1 Month U.S. LIBOR + 3.500%)		79,892		77,396
Marriott Ownership Resorts, Inc.
2.207%, due 08/29/25 (1 Month U.S. LIBOR + 1.750%)		155,000		151,009
McAfee Corp.
4.500%, due 02/02/29 (1 Month SOFR Rate + 4.000%)		85,000		84,522
Messer Industries USA, Inc.
2.724%, due 10/01/25 (3 Month U.S. LIBOR + 2.500%)		16,399		16,212
Mileage Plus Holdings LLC
6.250%, due 07/30/27 (3 Month U.S. LIBOR + 5.250%)		320,000		333,110
MillerKnoll, Inc.
2.563%, due 07/19/28 (1 Month U.S. LIBOR + 2.000%)		164,175		162,175
Mirion Technologies US, Inc.
3.250%, due 10/05/28 (6 Month U.S. LIBOR + 2.750%)		74,850		74,255
Mister Car Wash Holdings, Inc.
3.457%, due 05/14/26 (1 Month U.S. LIBOR + 3.000%) (e)		47,522		47,005
Mitchell International, Inc.
4.250%, due 10/02/28 (3 Month U.S. LIBOR + 3.750%)		245,000		241,423
Mozart Borrower LP
3.750%, due 09/29/28 (1 Month U.S. LIBOR + 3.250%)		340,000		337,003
Olympus Water US Holding Corp.
4.250%, due 09/21/28 (1 Month U.S. LIBOR + 3.750%)		84,788		82,748
OneDigital Borrower LLC
4.750%, due 11/16/27 (6 Month SOFR Rate + 4.250%)		264,338		263,017
Organon & Co.
3.563%, due 06/02/28 (6 Month U.S. LIBOR + 3.000%)		318,522		317,327
Packers Holdings LLC
4.000%, due 03/06/28 (3 Month U.S. LIBOR + 3.250%)		113,864		112,355
Padagis LLC
5.250%, due 07/06/28 (3 Month U.S. LIBOR + 4.750%)		186,471		185,423
Peraton Corp.
4.500%, due 02/01/28 (1 Month U.S. LIBOR + 3.750%)		126,375		125,743
Petco Health & Wellness Co., Inc.
4.000%, due 03/03/28 (3 Month U.S. LIBOR + 3.250%)		133,650		132,588
PetSmart LLC
4.500%, due 02/11/28 (6 Month U.S. LIBOR + 3.750%)		74,625		74,485
PG&E Corp.
3.500%, due 06/23/25 (3 Month U.S. LIBOR + 3.000%)		73,688		72,928
Pilot Travel Centers LLC
2.457%, due 08/04/28 (1 Month U.S. LIBOR + 2.000%)		378,100		373,531
PMHC II, Inc.
4.750%, due 03/30/29 (SOFR Rate + 4.250%)		160,000		153,066
Polaris Newco LLC
4.500%, due 06/02/28 (1 Month U.S. LIBOR + 4.000%)		238,800		237,397
PRA Health Sciences, Inc.
2.750%, due 07/03/28 (3 Month U.S. LIBOR + 2.250%)		62,642		62,427
Pretium PKG Holdings, Inc.
4.500%, due 09/22/28 (6 Month U.S. LIBOR + 4.000%)		179,550		174,805
Proofpoint, Inc.
3.758%, due 06/09/28 (3 Month U.S. LIBOR + 3.250%)		139,650		138,321
Quest Software, Inc.
4.750%, due 01/19/29 (3 Month SOFR Rate + 4.250%)		175,000		172,635
Radiate Holdco LLC
4.000%, due 09/25/26 (1 Month U.S. LIBOR + 3.250%)		119,700		118,855
Radiology Partners, Inc.
4.697%, due 07/09/25 (1 Month U.S. LIBOR + 4.250%)		65,552		64,826
4.718%, due 07/09/25 (1 Month U.S. LIBOR + 4.250%)		56,204		55,582
Rentpath LLC
3.250%, due 12/31/22 (Prime + 0.000%) (e)		4,193		1,069
RH
3.000%, due 11/30/28 (1 Month U.S. LIBOR + 2.500%)		194,112		190,958
Sabre GLBL, Inc.
4.000%, due 12/17/27 (1 Month U.S. LIBOR + 3.500%)		48,007		47,557
Sabre GLBL, Inc.
4.000%, due 12/17/27 (1 Month U.S. LIBOR + 3.500%)		30,112		29,830
SBA Senior Finance II LLC
2.207%, due 04/30/25 (1 Month U.S. LIBOR + 1.750%)		444,515		439,854
SCIH Salt Holdings, Inc.
4.750%, due 03/16/27 (6 Month U.S. LIBOR + 4.000%)		176,903		174,344
Sedgwick Claims Management Services, Inc.
4.207%, due 08/07/26 (1 Month U.S. LIBOR + 3.750%)		29,175		29,029
Setanta Aircraft Leasing DAC
3.006%, due 11/02/28 (3 Month U.S. LIBOR + 2.000%)		100,000		98,667
Sophia LP
4.256%, due 10/07/27 (3 Month U.S. LIBOR + 3.250%)		138,255		137,161
Southwestern Energy Co.
3.301%, due 12/07/28 (3 Month SOFR Rate + 2.500%)		109,725		109,656
Spin Holdco, Inc.
4.750%, due 03/06/28 (3 Month U.S. LIBOR + 4.000%)		94,050		93,495
SRS Distribution, Inc.
4.000%, due 06/04/28 (6 Month U.S. LIBOR + 3.500%)		109,175		107,993
4.019%, due 06/04/28 (3 Month U.S. LIBOR + 3.500%)		275		272
SS&C Technologies, Inc.
2.750%, due 03/22/29 (1 Month SOFR Rate + 2.250%)		102,000		101,192
SS&C Technologies, Inc.
2.750%, due 03/22/29 (1 Month SOFR Rate + 2.250%)		138,000		136,908
Standard Industries, Inc.
3.788%, due 05/27/27 (6 Month U.S. LIBOR + 2.500%)		15,944		15,928
Sunset Debt Merger Sub, Inc.
4.750%, due 09/30/28 (1 Month U.S. LIBOR + 4.000%)		240,000		232,999
Team Health Holdings, Inc.
3.750%, due 02/06/24 (1 Month U.S. LIBOR + 2.750%)		24,418		23,297
Tempo Acquisition LLC
3.500%, due 08/31/28 (1 Month SOFR Rate + 3.000%)		64,838		64,538
The Edelman Financial Engines Center LLC
4.250%, due 04/07/28 (1 Month U.S. LIBOR + 3.500%)		72,848		72,135
The EW Scripps Co.
3.313%, due 05/01/26 (1 Month U.S. LIBOR + 2.563%)		33,007		32,701
The Hertz Corp.
3.750%, due 09/29/28 (1 Month U.S. LIBOR + 3.250%)		138,851		138,031
The Hertz Corp.
3.750%, due 09/29/28 (1 Month U.S. LIBOR + 3.250%)		25,660		25,508
The Hillman Group, Inc.
3.250%, due 02/24/28 (1 Month U.S. LIBOR + 2.750%)		49,078		48,271
The Hillman Group, Inc.
3.250%, due 02/24/28 (1 Month U.S. LIBOR + 2.750%)		11,810		11,615
Titan Acquisition Ltd.
3.354%, due 03/28/25 (6 Month U.S. LIBOR + 3.000%)		43,969		43,114
TK Elevator US Newco, Inc.
4.019%, due 07/29/27 (6 Month U.S. LIBOR + 3.500%)		42,344		42,026
4.019%, due 07/29/27 (3 Month U.S. LIBOR + 3.500%)		150,231		149,105
Trans Union LLC
2.750%, due 11/16/28 (1 Month U.S. LIBOR + 2.250%)		169,351		168,363
TransDigm, Inc.
2.707%, due 12/09/25 (1 Month U.S. LIBOR + 2.250%)		181,292		178,487
Traverse Midstream Partners LLC
5.250%, due 09/27/24 (3 Month SOFR Rate + 4.250%)		58,547		58,401
TricorBraun Holdings, Inc.
3.750%, due 03/03/28 (1 Month U.S. LIBOR + 3.250%)		74,460		72,805
United Airlines, Inc.
4.500%, due 04/21/28 (3 Month U.S. LIBOR + 3.750%)		466,020		461,327
United Natural Foods, Inc.
3.707%, due 10/22/25 (1 Month U.S. LIBOR + 3.250%)		8,733		8,675
Univision Communications, Inc.
4.000%, due 03/13/26 (1 Month U.S. LIBOR + 3.250%)		158,800		158,139
Verscend Holding Corp.
4.457%, due 08/27/25 (1 Month U.S. LIBOR + 4.000%)		74,438		74,344
WestJet Airlines Ltd.
4.000%, due 08/07/26 (6 Month U.S. LIBOR + 3.000%)		68,339		66,047
Whatabrands LLC
3.750%, due 08/03/28 (1 Month U.S. LIBOR + 3.250%)		279,370		276,374
WMG Acquisition Corp.
2.582%, due 01/20/28 (1 Month U.S. LIBOR + 2.125%)		190,000		188,575
Worldwide Express, Inc.
5.000%, due 07/26/28 (3 Month U.S. LIBOR + 4.250%)		64,838		64,301
WR Grace Holdings LLC
4.813%, due 09/22/28 (3 Month U.S. LIBOR + 3.750%)		159,600		158,727
Zebra Buyer LLC
4.313%, due 04/21/28 (3 Month U.S. LIBOR + 3.250%)		102,016		101,490
Zelis Payments Buyer, Inc.
3.731%, due 09/30/26 (1 Month U.S. LIBOR + 3.500%)		160,521		159,166
Zelis Payments Buyer, Inc.
3.947%, due 09/30/26 (1 Month U.S. LIBOR + 3.500%)		29,333		29,086
Total Bank Loans (Cost $22,842,295)				22,669,319

COMMON STOCKS - 0.5%		Shares
Consumer Discretionary - 0.1%
General Motors Co. (g)		4,299		188,038
Financials - 0.3%
Cadence Bank		3,991		116,777
Credit Agricole SA		10,644		128,182
Credit Suisse Group AG - ADR		15,052		118,158
First Citizens BancShares, Inc. - Class A		110		73,216
Societe Generale SA		2,987		80,825
US Bancorp		4,073		216,480
				733,638
Industrials - 0.1%
Delta Air Lines, Inc. (g)		2,875		113,764
The Boeing Co. (g)		1,484		284,186
				397,950
Real Estate - 0.0% (f)
Americold Realty Trust		4,477		124,819
Total Common Stocks (Cost $1,631,973)				1,444,445

PREFERRED STOCKS - 1.5%
Communication Services - 0.1%
2020 Cash Mandatory Exchangeable Trust CVRT (c)(e)		240		268,200
Financials - 0.2%
Stifel Financial Corp.		6,550		136,109
US Bancorp (b)		175		138,250
Valley National Bancorp (b)		5,475		136,601
Wells Fargo & Co. (b)		4,300		108,790
				519,750
Health Care - 0.2%
Becton Dickinson and Co. CVRT		2,150		113,563
Danaher Corp. CVRT (a)		225		355,329
				468,892
Industrials - 0.1%
Stanley Black & Decker, Inc. CVRT		2,100		184,611
Information Technology - 0.1%
Broadcom, Inc. CVRT		190		372,999
Sabre Corp. CVRT		400		58,092
				431,091
Utilities - 0.8%
Algonquin Power & Utilities Corp. CVRT		5,050		250,278
American Electric Power Co., Inc. CVRT		6,600		368,742
DTE Energy Co. CVRT		7,050		375,694
NextEra Energy, Inc. CVRT		13,750		717,063
NextEra Energy, Inc. CVRT		3,500		183,890
The Southern Co. CVRT		6,900		376,809
				2,272,476
Total Preferred Stocks (Cost $3,958,860)				4,145,020

			Notional
PURCHASED OTC OPTIONS - 0.0% (f)		Contracts	Amount
Currency Call Options - 0.0% (f)
Australian Dollar, 6/15/22 at 0.674 Counterparty: BNP Paribas Brokerage Services, Inc., Standard Chartered Securities N.A.		9,492,000	$9,492,000	13,517
Japanese Yen, 2/27/25 at 107.50 Counterparty: Goldman Sachs Bank, USA		874,000	874,000	32,197
				45,714
Currency Put Options - 0.0% (f)
Canadian Dollar, 4/11/22 at 1.215 Counterparty: Goldman Sachs Bank, USA		2,415,000	2,415,000	469
Japanese Yen, 2/27/25 at 107.50 Counterparty: BNP Paribas Brokerage Services, Inc., Standard Chartered Securities N.A.		874,000	874,000	65,249
				65,718
Total Purchased OTC Options (Cost $175,253)				111,432

AFFILIATED REGISTERED INVESTMENT COMPANIES - 7.5%		Shares
Voya Emerging Markets Corporate Debt Fund - Class P		93,452		822,376
Voya Emerging Markets Hard Currency Debt Fund - Class P		553,560		4,644,369
Voya Floating Rate Fund - Class P		792,076		7,049,475
Voya High Yield Bond Fund - Class P		1,154,940		8,754,445
Total Affiliated Registered Investment Companies (Cost $22,076,048)				21,270,665

Total Investments at Value - 96.4% (Cost $298,785,661)				273,688,838
Other Assets in Excess of Liabilities - 3.6%				10,089,092
Net Assets - 100.0%				$283,777,930

Percentages are stated as a percent of net assets.

(a)	This security or a partial position of this security is on loan at March 31, 2022. The total fair value of securities on loan at March 31, 2022, was $2,656,483.
(b)	Variable rate security based on a reference index and spread. The rate listed is as of March 31, 2022.
(c)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other ‘‘qualified institutional buyers.’’ As of March 31, 2022, the value of these investments was $102,083,383, or 36.0% of total net assets.

(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate listed is as of March 31, 2022.
(e)	Illiquid security. The total fair value of such securities is $3,611,940 as of March 31, 2022, representing 1.3% of net assets.
(f)	Represents less than 0.1%.
(g)	Non-income producing security.

ADR	American Depository Receipt
CVRT	Convertible Security
REMIC	Real Estate Mortgage Investment Conduit
CMT	Constant Maturity U.S. Treasury
LIBOR	London Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF FUTURES CONTRACTS
March 31, 2022 (Unaudited)

				Value/
			Notional	Unrealized
FUTURES CONTRACTS PURCHASED	Contracts	Expiration Date	Amount	Depreciation
2-Year U.S. Treasury Note Future	64	06/30/2022	$12,701,749	$(170,860)
5-Year U.S. Treasury Note Future	225	06/30/2022	20,873,414	(619,182)
10-Year U.S. Treasury Note Future	35	06/21/2022	3,528,667	(117,375)
Euro Bund Future	1	06/08/2022	110,626	(6,019)
Total Futures Contracts Purchased			$37,214,456	$(913,436)

The average monthly notional amount of futures contracts purchased for Wilshire Income Opportunities Fund during the three months ended March 31, 2022 was $40,138,690.

				Value/
			Notional	Unrealized
FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Amount	Appreciation
U.S. Treasury Long Bond Future	70	06/21/2022	$8,797,418	$340,565
Ultra 10-Year U.S. Treasury Bond Future	60	06/21/2022	5,488,926	246,879
Ultra Long-Term U.S. Treasury Bond Future	7	06/21/2022	721,486	49,135
Euro Bund Future	3	06/08/2022	331,877	24,091
Total Futures Contracts Sold Short			$15,339,707	$660,670

The average monthly notional amount of futures contracts sold short for Wilshire Income Opportunities Fund during the three months ended March 31, 2022 was $15,886,938.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
March 31, 2022 (Unaudited)

Counterparty	Settlement Date	Fund Receiving	Amount Of Currency To Be Received In Local Currency	Fund Delivering	Amount Of Currency To Be Delivered In Local Currency	Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Ltd.	6/15/2022	EUR	470,643	USD	526,874	$(4,650)
Australia and New Zealand Banking Group Ltd.	6/15/2022	USD	74,260	AUD	99,089	12
Australia and New Zealand Banking Group Ltd.	6/15/2022	USD	401,212	SGD	545,015	(912)
Bank of America, San Francisco	4/8/2022	EUR	395,230	USD	438,871	(1,550)
Bank of America, San Francisco	4/8/2022	NOK	13,724,565	USD	1,554,400	4,387
Bank of America, San Francisco	4/8/2022	USD	1,635,204	NOK	14,255,925	16,067
Bank of America, San Francisco	4/8/2022	USD	757,760	SEK	7,164,920	(4,375)
Barclays Capital, Inc.	6/15/2022	AUD	340,000	NZD	368,392	(208)
Barclays Capital, Inc.	6/15/2022	CAD	791,207	USD	630,154	2,611
Barclays Capital, Inc.	6/15/2022	EUR	680,297	GBP	575,140	(464)
Barclays Capital, Inc.	6/15/2022	EUR	762,745	USD	846,768	(429)
Barclays Capital, Inc.	6/15/2022	USD	884,101	EUR	797,873	(1,215)
BMO Capital Markets	6/15/2022	EUR	108,054	USD	119,446	450
BMO Capital Markets	6/15/2022	USD	340,000	CAD	426,006	(697)
BNP Paribas Brokerage Services, Inc.	4/8/2022	AUD	1,953,899	USD	1,440,398	21,829
BNP Paribas Brokerage Services, Inc.	4/8/2022	CAD	5,662,035	USD	4,488,270	40,729
BNP Paribas Brokerage Services, Inc.	4/8/2022	CHF	3,557,798	USD	3,823,144	28,049
BNP Paribas Brokerage Services, Inc.	4/8/2022	EUR	2,093,456	USD	2,338,313	(21,909)
BNP Paribas Brokerage Services, Inc.	4/8/2022	GBP	3,014,301	USD	3,989,324	(29,880)
BNP Paribas Brokerage Services, Inc.	4/8/2022	JPY	538,869,761	USD	4,587,372	(160,387)
BNP Paribas Brokerage Services, Inc.	4/8/2022	NOK	7,301,589	USD	852,123	(22,835)
BNP Paribas Brokerage Services, Inc.	4/8/2022	NZD	1,395,098	USD	952,923	13,874
BNP Paribas Brokerage Services, Inc.	4/8/2022	SEK	7,716,801	USD	813,183	7,655
BNP Paribas Brokerage Services, Inc.	4/8/2022	USD	1,486,068	AUD	1,996,991	(8,408)
BNP Paribas Brokerage Services, Inc.	4/8/2022	USD	1,395,561	CAD	1,743,688	805
BNP Paribas Brokerage Services, Inc.	4/8/2022	USD	2,796,092	CHF	2,608,420	(27,433)
BNP Paribas Brokerage Services, Inc.	4/8/2022	USD	3,616,623	EUR	3,267,922	676
BNP Paribas Brokerage Services, Inc.	4/8/2022	USD	1,760,242	GBP	1,319,021	27,639
BNP Paribas Brokerage Services, Inc.	4/8/2022	USD	1,453,058	JPY	172,516,731	35,778
BNP Paribas Brokerage Services, Inc.	4/8/2022	USD	833,560	SEK	7,827,496	947
Brown Brothers Harriman & Co.	4/29/2022	PLN	244	USD	55	2
Brown Brothers Harriman & Co.	4/8/2022	USD	727,444	JPY	85,284,788	26,802
CIBC, Toronto	6/15/2022	EUR	423,882	USD	468,506	1,832
CIBC, Toronto	6/15/2022	USD	101,265	AUD	135,445	(226)
CIBC, Toronto	6/15/2022	USD	171,141	EUR	154,241	(5)
CIBC, Toronto	6/15/2022	USD	1,297,897	GBP	990,640	(3,092)
CIBC, Toronto	6/15/2022	USD	436,506	SGD	591,447	124
Citigroup	4/8/2022	EUR	62,043	USD	67,893	757
Citigroup	6/15/2022	EUR	376,514	USD	419,878	(2,099)
Citigroup	6/15/2022	NZD	453,452	USD	312,288	1,557
Citigroup	4/8/2022	SEK	2,877,763	USD	298,551	7,558
Citigroup	4/8/2022	USD	734,489	CAD	932,425	(11,347)
Citigroup	4/8/2022	USD	667,613	CHF	612,906	4,164
Citigroup	6/15/2022	USD	227,132	COP	867,742,712	(335)
Citigroup	4/8/2022	USD	153,053	EUR	135,261	3,387
Citigroup	4/8/2022	USD	241,328	GBP	181,007	3,566
Citigroup	6/15/2022	USD	1,265,331	NOK	11,368,365	(25,349)
Citigroup	4/8/2022	USD	296,068	SEK	2,864,173	(8,595)
Goldman Sachs Bank, USA	6/15/2022	AUD	680,000	NZD	739,248	(2,121)
Goldman Sachs Bank, USA	4/8/2022	AUD	1,393,659	USD	1,011,880	31,084
Goldman Sachs Bank, USA	4/8/2022	CAD	531,748	USD	418,185	7,154
Goldman Sachs Bank, USA	4/8/2022	CHF	687,560	USD	751,198	(6,938)
Goldman Sachs Bank, USA	4/8/2022	EUR	109,875	USD	123,444	(1,869)
Goldman Sachs Bank, USA	4/8/2022	NOK	3,132,178	USD	348,756	6,986
Goldman Sachs Bank, USA	4/8/2022	NZD	720,373	USD	486,958	12,258
Goldman Sachs Bank, USA	4/8/2022	SEK	14,273,989	USD	1,479,377	38,952
Goldman Sachs Bank, USA	4/8/2022	USD	2,131,563	AUD	2,946,072	(73,170)
Goldman Sachs Bank, USA	4/8/2022	USD	623,045	CAD	799,445	(16,422)
Goldman Sachs Bank, USA	4/8/2022	USD	1,546,991	CHF	1,424,806	4,688
Goldman Sachs Bank, USA	4/8/2022	USD	159,233	EUR	143,548	397
Goldman Sachs Bank, USA	6/15/2022	USD	509,770	EUR	459,372	53
Goldman Sachs Bank, USA	4/8/2022	USD	647,950	GBP	492,339	1,237
Goldman Sachs Bank, USA	4/8/2022	USD	604,886	JPY	73,163,756	3,823
Goldman Sachs Bank, USA	6/15/2022	USD	249,142	MXN	5,136,563	(5,534)
Goldman Sachs Bank, USA	4/8/2022	USD	344,891	NOK	3,114,476	(8,840)
Goldman Sachs Bank, USA	4/8/2022	USD	519,387	NZD	771,634	(15,352)
Goldman Sachs Bank, USA	4/8/2022	USD	707,267	SEK	6,659,499	(1,106)
HSBC Bank, USA	6/15/2022	AUD	339,795	NZD	367,703	115
HSBC Bank, USA	6/15/2022	CAD	852,589	USD	678,333	3,522
HSBC Bank, USA	6/15/2022	EUR	680,000	USD	747,807	6,718
HSBC Bank, USA	6/15/2022	GBP	337,000	CAD	565,637	(9,790)
HSBC Bank, USA	6/15/2022	JPY	81,652,282	USD	678,750	(6,627)
HSBC Bank, USA	6/15/2022	NZD	739,562	AUD	679,590	2,646
HSBC Bank, USA	6/15/2022	USD	94,109	NZD	136,344	(258)
HSBC Bank, USA	6/15/2022	USD	389,631	SGD	530,221	(1,578)
JPMChase, New York	6/15/2022	USD	1,364,718	AUD	1,870,015	(36,506)
JPMChase, New York	6/15/2022	USD	99,430	GBP	75,387	426
JPMChase, New York	6/15/2022	USD	896,811	JPY	103,380,156	45,835
JPMChase, New York	5/6/2022	USD	372	MXN	7,828	(19)
Morgan Stanley Capital	4/8/2022	AUD	638,550	USD	470,152	7,716
Morgan Stanley Capital	6/15/2022	CAD	1,524,306	USD	1,190,698	28,361
Morgan Stanley Capital	4/8/2022	CHF	2,453,891	USD	2,643,772	12,479
Morgan Stanley Capital	4/8/2022	EUR	1,861,490	USD	2,048,800	10,934
Morgan Stanley Capital	4/8/2022	GBP	464,918	USD	615,403	(4,708)
Morgan Stanley Capital	4/8/2022	JPY	192,076,022	USD	1,648,076	(70,111)
Morgan Stanley Capital	4/8/2022	NOK	7,269,935	USD	823,324	2,370
Morgan Stanley Capital	4/8/2022	NZD	2,882,963	USD	1,978,887	18,994
Morgan Stanley Capital	6/15/2022	NZD	1,702	USD	1,148	30
Morgan Stanley Capital	5/6/2022	PEN	129,831	USD	34,802	382
Morgan Stanley Capital	4/8/2022	SEK	2,904,792	USD	298,510	10,474
Morgan Stanley Capital	4/8/2022	USD	443,445	AUD	617,230	(18,467)
Morgan Stanley Capital	6/15/2022	USD	65,381	AUD	86,896	269
Morgan Stanley Capital	4/8/2022	USD	1,910,565	CAD	2,433,605	(36,049)
Morgan Stanley Capital	6/15/2022	USD	337,500	CAD	434,582	(10,056)
Morgan Stanley Capital	4/8/2022	USD	2,630,773	CHF	2,448,907	(20,083)
Morgan Stanley Capital	4/8/2022	USD	2,319,162	EUR	2,102,407	(7,145)
Morgan Stanley Capital	6/15/2022	USD	5,491,377	EUR	5,015,335	(73,621)
Morgan Stanley Capital	4/8/2022	USD	1,085,225	GBP	832,543	(8,364)
Morgan Stanley Capital	4/8/2022	USD	3,481,876	JPY	410,568,464	108,927
Morgan Stanley Capital	6/15/2022	USD	804,489	MXN	17,531,352	(64,732)
Morgan Stanley Capital	4/8/2022	USD	2,111,644	NOK	18,685,917	(10,636)
Morgan Stanley Capital	4/8/2022	USD	3,184,538	NZD	4,661,608	(45,937)
Morgan Stanley Capital	4/8/2022	USD	916,527	SEK	8,605,490	1,158
Morgan Stanley Capital	6/15/2022	USD	1,215,527	SGD	1,646,944	376
Morgan Stanley Capital	4/29/2022	ZAR	23,909	USD	1,570	60
Royal Bank of Canada, Toronto	6/15/2022	EUR	470,643	USD	527,061	(4,838)
Royal Bank of Canada, Toronto	6/15/2022	JPY	29,632,775	USD	247,686	(3,763)
Royal Bank of Canada, Toronto	6/15/2022	NZD	736,757	AUD	679,590	704
Royal Bank of Canada, Toronto	6/15/2022	USD	119,033	CAD	149,711	(698)
Royal Bank of Canada, Toronto	6/15/2022	USD	339,750	JPY	41,104,858	1,394
Standard Chartered Securities N.A.	5/6/2022	CLP	1,437,301	USD	1,759	56
Standard Chartered Securities N.A.	4/8/2022	EUR	154,309	USD	171,550	(808)
Standard Chartered Securities N.A.	4/8/2022	GBP	90,024	USD	118,159	93
Standard Chartered Securities N.A.	4/8/2022	JPY	13,936,731	USD	121,298	(6,803)
Standard Chartered Securities N.A.	4/8/2022	NOK	3,941,154	USD	445,245	2,377
Standard Chartered Securities N.A.	4/8/2022	SEK	4,222,171	USD	454,119	(5,005)
Standard Chartered Securities N.A.	4/28/2022	USD	423,453	EUR	379,302	3,504
Standard Chartered Securities N.A.	4/8/2022	USD	270,304	NZD	404,283	(9,863)
Standard Chartered Securities N.A.	4/29/2022	USD	8,137	TRY	128,645	(427)
State Street Bank, Boston	4/8/2022	AUD	1,141,880	USD	830,194	24,347
State Street Bank, Boston	6/15/2022	AUD	510,033	USD	381,810	363
State Street Bank, Boston	4/8/2022	CAD	1,137,736	USD	889,719	20,343
State Street Bank, Boston	4/8/2022	CHF	83,380	USD	89,125	1,132
State Street Bank, Boston	4/8/2022	EUR	2,473,603	USD	2,737,660	(625)
State Street Bank, Boston	4/8/2022	GBP	1,253,481	USD	1,670,483	(23,970)
State Street Bank, Boston	4/8/2022	JPY	78,745,529	USD	665,626	(18,707)
State Street Bank, Boston	6/15/2022	JPY	65,211,424	USD	537,315	(526)
State Street Bank, Boston	4/8/2022	NZD	882,448	USD	598,117	13,415
State Street Bank, Boston	4/8/2022	USD	167,695	AUD	232,080	(5,986)
State Street Bank, Boston	6/15/2022	USD	1,092,998	BRL	5,711,133	(80,142)
State Street Bank, Boston	4/8/2022	USD	420,548	CAD	538,848	(10,471)
State Street Bank, Boston	6/15/2022	USD	675,000	CAD	869,087	(20,049)
State Street Bank, Boston	6/15/2022	USD	119,090	COP	455,401,483	(287)
State Street Bank, Boston	4/8/2022	USD	1,712,530	EUR	1,531,361	18,083
State Street Bank, Boston	6/15/2022	USD	2,376,509	EUR	2,151,174	(10,425)
State Street Bank, Boston	4/8/2022	USD	2,002,510	GBP	1,490,255	44,981
State Street Bank, Boston	4/8/2022	USD	1,041,957	JPY	121,068,326	47,342
State Street Bank, Boston	6/15/2022	USD	870,999	JPY	105,367,855	3,661
State Street Bank, Boston	4/8/2022	USD	348,936	NOK	3,154,424	(9,332)
State Street Bank, Boston	4/8/2022	USD	311,338	NZD	458,587	(6,461)
State Street Bank, Boston	4/8/2022	USD	300,289	SEK	2,884,717	(6,559)
UBS AG, Stamford	6/15/2022	EUR	674,968	USD	739,796	9,146
UBS AG, Stamford	6/15/2022	USD	1,012,500	CAD	1,302,130	(28,874)
UBS AG, Stamford	6/15/2022	USD	190,999	JPY	23,157,701	376
UBS AG, Stamford	6/15/2022	USD	1,504,679	NZD	2,203,390	(20,343)
						(356,403)

AUD - Australian Dollar
BRL - Brazillian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
COP - Colombian Peso
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Sol
PLN - Polish Zloty
SEK - Sedish Krona
SGD - Singpore Dollar
TRY - Turkish Lira
USD - U.S. Dollar
ZAR - South African Rand

The average monthly notional amount of forward foreign currency contracts purchased and sold for Wilshire Income Opportunities Fund during the three months ended March 31, 2022 were $48,197,766 and $67,207,595, respectively.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF WRITTEN OPTIONS
March 31, 2022 (Unaudited)
			Notional
WRITTEN OPTIONS	Counterparty	Contracts	Amount	Value
Currency Call Options
Australian Dollar, 4/13/22 at 0.71	Goldman Sachs Bank, USA	4,746,000	$4,746,000	$(1,187)
Euro, 4/13/22 at 1.08	Morgan Stanley Capital	1,016,400	1,016,400	(871)
Japanese Yen, 4/26/22 at 126.50	Standard Chartered Securities N.A.	991,000	991,000	(1,219)
			$6,753,400	$(3,277)

Currency Put Options
Euro, 4/13/22 at 1.12	Morgan Stanley Capital	1,016,400	$1,016,400	$(2,338)
Japanese Yen, 4/26/22 at 119.00	Standard Chartered Securities N.A.	991,000	991,000	(3,269)
Total Written Options (Premiums Received $49,321)			$8,760,800	$(8,884)

The average monthly notional amount of written options contracts for Wilshire Income Opportunities Fund during the three months ended March 31, 2022 was $9,112,417.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INTEREST RATE SWAPTIONS
March 31, 2022 (Unaudited)

							Upfront	Unrealized
			Exercise	Expiration	Notional		Premium	Appreciation
Counterparty	Protection	Description	Rate	Date	Amount	Value	Received	(Depreciation)
Calls
BNP Paribas Brokerage Services, Inc.	Buy	Interest Rate, SOFR	2.230%	04/29/2022	$761,000	$(5,191)	$9,094	$3,903
Morgan Stanley Capital	Buy	Interest Rate, SOFR	2.296%	04/28/2022	761,000	(3,635)	9,916	6,281
Puts
Bank of America, San Francisco	Sell	Interest Rate, SOFR	2.010%	04/14/2022	1,522,000	(20,580)	14,535	(6,045)
BNP Paribas Brokerage Services, Inc.	Sell	Interest Rate, SOFR	2.230%	04/29/2022	761,000	(11,774)	9,094	(2,680)
Morgan Stanley Capital	Sell	Interest Rate, SOFR	2.000%	04/20/2022	1,522,000	(6,344)	15,228	8,884
Morgan Stanley Capital	Sell	Interest Rate, SOFR	2.296%	04/28/2022	761,000	(14,743)	9,916	(4,827)
Total Interest Rate Swaptions Written						$(62,267)	$67,783	$5,516

SOFR - Secured Overnight Financing Rate.

The average monthly notional amount of swaptions purchased and written for Wilshire Income Opportunities Fund during the three months ended March 31, 2022 were $371,700 and $6,411,333, respectively.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF CENTRALLY CLEARED CREDIT DEFAULT SWAPS
March 31, 2022 (Unaudited)			Pay
			(Receive)					Premium	Unrealized
	Reference		Fixed	Termination	Payment	Notional		(Paid)	Appreciation
Counterparty	Entity	Protection	Rate	Date	Frequency	Amount	Value	Received	(Depreciation)
Morgan Stanley Capital	Prudential Financial, Inc.	Buy	1.000%	12/20/2024	Quarterly	445,000	$(7,768)	$6,797	$(971)
Morgan Stanley Capital	CDX North American High Yield Index	Sell	(5.000%)	12/20/2026	Quarterly	2,474,639	161,062	(128,681)	32,381
Total Credit Default Swap Contracts							$153,294	(121,884)	$31,410

The average monthly notional amount of credit default swaps for Wilshire Income Opportunities Fund during the three months ended March 31, 2022 was $1,945,842.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF CENTRALLY CLEARED INTEREST RATE SWAPS
March 31, 2022 (Unaudited)

	Pay (Receive)	Pay (Receive)	Termination	Payment	Notional		Unrealized Appreciation
Counterparty	Floating Rate	Fixed Rate	Date	Frequency	Value	Value	(Depreciation)
Morgan Stanley Capital	(SOFR)	2.041%	04/18/2032	At Maturity	$256,200	$1,484	$1,484
Morgan Stanley Capital	(SOFR)	2.150%	05/06/2032	At Maturity	470,004	(1,493)	(1,493)
Morgan Stanley Capital	(SOFR)	2.146%	05/06/2032	At Maturity	470,996	(1,326)	(1,326)
Morgan Stanley Capital	(SOFR)	2.206%	04/18/2032	At Maturity	469,800	(4,297)	(4,297)
Morgan Stanley Capital	SOFR	(2.109%	05/06/2032	At Maturity	551,000	(261)	(261)
Morgan Stanley Capital	(SOFR)	2.171%	04/18/2032	At Maturity	263,000	(1,586)	(1,586)
Morgan Stanley Capital	(SOFR)	2.306%	05/06/2032	At Maturity	591,000	(2,484)	(2,484)
Morgan Stanley Capital	(SOFR)	2.275%	05/06/2032	At Maturity	616,900	(2,401)	(2,401)
Morgan Stanley Capital	SOFR	(2.212%)	05/06/2032	At Maturity	313,200	2,745	2,745
Morgan Stanley Capital	SOFR	(2.161%)	05/06/2032	At Maturity	313,200	1,311	1,311
Total Interest Rate Swap Contracts							$(8,308)

SOFR - Secured Overnight Financing Rate.

The average monthly notional amount of interest rate swaps for Wilshire Income Opportunities Fund during the three months ended March 31, 2022 was $1,436,593.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF OVER THE COUNTER EXCHANGE RATE VOLATILITY SWAPS
March 31, 2022 (Unaudited)

Termination			Strike	Notional		Unrealized
Counterparty	Description	Date	Price	Value	Value	Appreciation
Goldman Sachs Bank, USA	EUR/USD	06/14/2022	6.400	$629,500	$2,297	$2,297
Total Exchange Rate Volatility Swaps					$2,297	$2,297

EUR - Euro

The average monthly notional amount of over the counter exhange rate volatility swaps for Wilshire Income Opportunities Fund during the three months ended
March 31, 2022 was $1,341,033.

WILSHIRE INCOME OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Fund's pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee which is composed of Directors of the Company. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which the Fund is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2022, there have been no significant changes to the Fund's fair value methodologies.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

Wilshire Income Opportunities Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations . . . . . . . . . . . . . . . .	$-	$29,199,663	$-	$29,199,663
Agency Mortgage-Backed Obligations . . . . . . .	-	15,186,833	-	15,186,833
Non-Agency Mortgage-Backed Obligations . . .	-	34,982,387	-	34,982,387
Non-Agency Mortgage-Backed Obligations
Interest-Only Strips . . . . . . . . . . . . . . . . . .	-	4,951,542	-	4,951,542
Asset-Backed Securities . . . . . . . . . . . . . . . . .	-	15,003,872	-	15,003,872
Collateralized Loan Obligations . . . . . . . . . . . .	-	12,557,128	-	12,557,128
Corporate Bonds . . . . . . . . . . . . . . . . . . . . . .	-	53,116,901	-	53,116,901
Foreign Bonds . . . . . . . . . . . . . . . . . . . . . . . .	-	59,049,631	-	59,049,631
Bank Loans . . . . . . . . . . . . . . . . . . . .	-	22,669,319	-	22,669,319
Common Stocks . . . . . . . . . . . . . . . . . . . . . .	1,444,445	-	-	1,444,445
Preferred Stocks . . . . . . . . . . . . . . . . . . . . . .	4,145,020	-	-	4,145,020
Purchased Options	-	111,432	-	111,432
Affiliated Registered Investment Companies . .	21,270,665	-	-	21,270,665
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$26,860,130	$246,828,708	$-	$273,688,838
Other Financial Instruments**
Asset
Unrealized appreciation on forward currency contracts	$-	$810,998	$-	$810,998
Unrealized appreciation on futures contracts	660,670	-	-	660,670
Unrealized appreciation on swap contracts	-	40,218	-	40,218
Unrealized appreciation on swaption contracts	-	19,068		19,068
Total Assets . . . . . . .	$660,670	$870,284	$-	$1,530,954

Liabilities
Written Options	$-	$(8,884)	$-	$(8,884)
Unrealized depreciation on forward currency contracts	-	(1,167,401)	-	(1,167,401)
Unrealized depreciation on futures contracts	(913,436)	-	-	(913,436)
Unrealized depreciation on swap contracts	-	(14,819)	-	(14,819)
Unrealized depreciation on swaption contracts	-	(13,552)	-	(13,552)
Total Liabilities. . . . . . . . .	$(913,436)	$(1,204,656)	$-	$(2,118,092)

** Other financial instruments are derivative financial instruments not reflected in the Schedule of Investments, such as futures contracts, swap contracts, swaption contracts, and forward foreign currency contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Fund's Schedule of Investments for a listing of the securities by industry or sector type.Wilshire Income Opportunities Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2022.

2. Affiliated Investments
Due to Voya managing a portion of Wilshire Income Opportunities Fund during the three months ended March 31, 2022, certain securities held by the Fund are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Wilshire Income Opportunities Fund during the three months ended
March 31, 2022 and the value of such investments as of March 31, 2022 were as follows:

Fund	Value as of December 31, 2021	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2022	Income Distribution	Long-Term Capital Gain Distribution

Voya Emerging Markets Hard
Currency Debt - Class P	$5,128,114	$61,471	$-	$-	$(545,216)	$4,644,369	$59,800	$-
Voya Emerging Markets
Corporate Debt Fund - Class P	-	903,476	-	-	(81,100)	822,376	6,454	-
Voya Floating Rate Fund - Class P	12,081,644	129,097	(5,000,000)	(454,626)	293,360	7,049,475	112,827	-
Voya High Yield Bond Fund - Class P	3,965,944	5,051,581	-	-	(263,080)	8,754,445	73,511	-
	$21,175,702	$6,145,625	$(5,000,000)	$(454,626)	$(596,036)	$21,270,665	$252,592	$-